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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07538

                          LORD ABBETT INVESTMENT TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 11/30
                         -----

Date of reporting period: 5/31/2004
                          ---------

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ITEM 1:        REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]


2004
  SEMI-
 ANNUAL
   REPORT

 LORD ABBETT
   BALANCED FUND
   CONVERTIBLE FUND
   HIGH YIELD FUND
   LIMITED DURATION U.S.
     GOVERNMENT & GOVERNMENT
     SPONSORED ENTERPRISES FUND
   U.S. GOVERNMENT & GOVERNMENT
     SPONSORED ENTERPRISES FUND


 FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

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LORD ABBETT INVESTMENT TRUST
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Investment Trust's strategies and performance for the six-month period ended May 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

     This economic growth continued into the beginning of 2004 largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher, driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Equity prices were roughly flat in April and May, as investors responded to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

     While the data confirmed the U.S. economy's transition from a jobless, low-inflation recovery to an expansion, the bond market focused on evidence of gathering inflation and pressured market rates higher, even before the Federal Reserve Board (the Fed) took action on June 30, raising its fed

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funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight.) The real fed funds rate, however, i.e. adjusted for inflation, was negative reflecting the fact that monetary policy is still very accommodative.

     As Treasury rates rose, the impact on non-Treasury bonds was mixed. The yield spread (difference in yields) between Treasuries and the mortgage-backed security (MBS) market steadily increased as the specter of higher rates elevated risk in the MBS market. (As rates rise, mortgage holders have less incentive to prepay; this locks MBS investors into lower rates just as more attractive reinvestment opportunities are appearing.)

     Corporate-bond performance was mixed. As the period began, securities of companies that may benefit from economic expansion, including high-yield bonds and convertible securities, benefited from the improving economic outlook, but were challenged later on as investors grew more cautious. Performance in interest-rate sensitive securities, such as investment-grade corporate bonds, was also mixed, depending on the debt levels of individual companies.

LORD ABBETT BALANCED FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: The Balanced Fund uses a "fund of funds" approach, which currently divides assets among Lord Abbett Affiliated Fund, Lord Abbett Bond-Debenture Fund and Lord Abbett Total Return Fund. As a result, the Fund's performance is directly related to the performance of its underlying funds.

     For the six-month period ended May 31, 2004, the Fund returned 4.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, 60% Russell 3000(R) Index(1)/40% Lehman Aggregate Bond Index,(2) which returned 4.0% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of May 31, 2004 are 1 Year:
7.70%; 5 Years: 2.98% and Since Inception (12/27/94): 8.17%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

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LORD ABBETT AFFILIATED FUND COMPONENT
(APPROXIMATELY 59.1% OF BALANCED FUND'S PORTFOLIO)

Q: HOW DID THE AFFILIATED FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: For the six-month period ended May 31, 2004, the Fund returned 7.2%, reflecting performance at the Net Asset Value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the S&P 500/Barra Value Index,(3) which returned 8.3% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments including the reinvestment of all distributions, as of May 31, 2004 are 1 Year: 19.82%, 5
Years: 4.25% and Since Inception (03/27/98): 5.61%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the financial services, producer durables and technology sectors made the greatest positive contribution to performance relative to the Fund's benchmark. In the technology sector, the portfolio's largest holding benefited from a management change and the announcement of a successful spin-off of a product line that was not a part of the company's core business.

     Detracting from the Fund's relative performance was its stock selection in the auto and transportation sector. Also detracting from performance was stock selection within the materials and processing sector, as price declines in the commodity markets negatively impacted the portfolio's holdings in gold stocks.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT BOND-DEBENTURE FUND COMPONENT
(APPROXIMATELY 30.8% OF BALANCED FUND'S PORTFOLIO)

Q: HOW DID THE BOND-DEBENTURE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: For the six-month period ended May 31, 2004, the Fund returned 2.6%, reflecting performance at the Net Asset

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Value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Aggregate Bond Index,(2) which returned 0.6% for the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments including the reinvestment of all distributions, as of May 31, 2004 are 1 Year: 10.30%, 5 Years: 5.25% and Since Inception (03/27/98): 4.56%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The Fund benefited from its diversified positioning in the fixed-income markets, with gains generated in both high-yield and investment-grade corporate bonds as well as in convertible securities. The Fund's best performers in the high-yield market were credits in the steel and auto industries. Investment-grade credits in the airlines, media/cable and chemical industries also added to performance. Adding to performance in the convertible securities sector were holdings in the financial services, wireless telecommunications and telecommunications equipment industries. Equity positions in computer hardware, energy and oil refinery businesses also contributed to performance in the period.

     Detracting from performance were the portfolio's holdings in below investment-grade securities in the electric generation, wireless telecommunications and airlines industries. Electric generation credits also detracted from performance in the investment-grade sector, as did holdings in the beverage industry. In the convertible securities portion of the portfolio, health services, computer hardware and electronics detracted from performance. Equity positions in software services, chemicals and wireless telecommunications also hurt performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT TOTAL RETURN FUND COMPONENT
(APPROXIMATELY 7.7% OF BALANCED FUND'S PORTFOLIO)

Q: HOW DID THE TOTAL RETURN FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: For the six-month period ended May 31, 2004, the Fund returned 0.5%, reflecting

4
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performance at the Net Asset Value (NAV) of Class Y shares, with all distributions reinvested, compared with its benchmark, the Lehman Brothers Aggregate Bond Index,(2) which returned 0.6% for the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments including the reinvestment of all distributions, as of May 31, 2004 are 1 Year: 0.19%; 5 Years: 7.47% and Since Inception (12/14/98): 6.80%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: As we have entered a period of rising rates, coupon income for the Fund was nearly offset by price declines. Contributing to performance was the maturity structure of the portfolio. The portfolio maintained its emphasis relative to the benchmark on long-term maturities, such as 20-30 year bonds, with underweight positions in short and intermediate-term maturities. As the Fed raises rates, we believe shorter maturity yields will rise more than the yields on longer-term debt.

     The portfolio's positions in most sectors were defensive, as compensation for risk remained low by historical measures. In particular, the portfolio maintained an underweight position in mortgage-backed securities (MBS), focusing on higher-coupon issues (which generally do better in a rising interest-rate environment) instead of lower-coupon issues. As MBS outperformed Treasuries during the period, performance might have been better had the portfolio owned more MBS issues overall.

     Returns were mixed in the corporate bond sector. The portfolio was positioned to benefit from companies whose business improves as the economy grows such as paper and commodity producers. The portfolio maintained an underweight in expensive sub-sectors, such as supranational issues and high-quality sovereign debt. Moreover, at period end, the portfolio was underweight industries with significant exposure to rising rates, such as banks and insurance companies.

     Defensive emerging-market allocations helped performance as the portfolio began the period underweight and then reduced positions further. Additionally, as oil soared, the portfolio was underweight oil-importing countries in Asia yet held positions in oil exporters such as Russia and Mexico.

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     High-yield sector allocations did well but, since the portfolio was underweight, Fund performance did not keep up with that of the market as a whole. Given low excess yields, and anticipating the Fed rate hike, portfolio positions in lower credit quality companies were lightened, as were positions in rate-sensitive and oil-sensitive issuers in the utility and airline industries. Retained were higher-rated credits and cyclical companies including chemical and steel manufacturers.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT CONVERTIBLE FUND

Q: HOW DID THE CONVERTIBLE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: Lord Abbett Convertible Fund returned 2.4%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2004. The Fund's benchmark, the Merrill Lynch All Convertibles Index,(4) returned 5.1% in the same period. Standardized Average Annual Total Return, which reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions, as of May 31, 2004 is Since Inception (06/30/03): 5.30%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Unlike its benchmark, which was overweight speculative-grade convertible securities, the portfolio maintained an investment-grade bias throughout the period. This largely defensive position detracted from performance as speculative-grade convertibles continued to outperform investment-grade over much of the period. Performance relative to the benchmark was also hurt by holdings in securities less sensitive to the movements in their underlying equities, such as the more bond-like zero-coupon convertibles.

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     The portfolio's few holdings in speculative-grade convertible securities added to performance. Also, longer maturity securities had a beneficial effect on performance, as the anticipation of an interest rate hike by the Fed caused volatility in the shorter end of the curve. Equity-sensitive convertibles and convertible preferreds gained as the stock market rallied.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT HIGH YIELD FUND

Q: HOW DID THE HIGH YIELD FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: Lord Abbett High Yield Fund returned 1.4%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2004. The Fund's peer group, the Lipper High Current Yield Funds Average,(5) returned 2.2% for the same period and its benchmark, Merrill Lynch High Yield Master II Index,(6) returned 2.3% for the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of May 31, 2004 are 1 Year: 4.95%; 5 Years: 3.97% and Since Inception (12/31/98): 4.24%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Detracting from performance were select below investment-grade credits in electric generation, packaging, pharmaceuticals, airlines and the beverage industries. Select investment-grade credits in media/cable, airlines and electric generation also detracted from performance. An underweight position in utilities, a sector that underperformed in the period, benefited the Fund relative to its benchmark, but Fund performance was still hurt by a small participation in the sector.

     The Fund's strongest performance in the period was derived from lower-quality credits in the automotive, steel, media/cable, textiles, and telecommunications industries.

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Increasingly the steel industry is able to increase its prices to offset rising input costs. Performance in the cable sector reflected improvement in a few distressed credits that are in the midst of a restructuring. Also adding to performance were investment-grade credits in media/cable, airlines and diversified capital goods sectors. An overweight position in the capital goods sector also contributed to performance as that sector outperformed in the period.

     Holdings in convertible securities were profitable overall and included securities in the health services, aerospace/defense and diversified media sectors.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND AND LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

Q: HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (Limited Duration) returned -0.1%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2004. The Fund's peer group, the Lipper Short-Intermediate U.S. Government Funds Average,(7) returned 0.1% for the same period, and its benchmark, the Lehman Intermediate Government/Credit Bond Index,(8) returned 0.5% for the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 3.25% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of May 31, 2004 are 1 Year: -4.05%, 5 Years: 4.39% and 10 Years: 4.85%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

     Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (U.S. Government) returned -0.1%, reflecting performance at the Net Asset Value (NAV) of

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Class A shares, with all distributions reinvested, for the six-month period ended May 31, 2004. The Fund's peer group, the Lipper General U.S. Government Funds Average,(9) returned -0.1% for the same period and their benchmark, the Lehman Government Bond Index,(10) returned 0.4% for the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of May 31, 2004 are 1 Year: -6.72%, 5
Years: 4.49% and 10 Years: 5.56%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: As we have entered a period of rising rates, coupon income for the Funds was nearly if not fully offset by price declines. For the U.S. Government Fund, contributing to performance late in the period was the maturity structure of the holdings. We maintained an emphasis on long-term maturities, such as 20-30 year bonds, with underweight positions in short and intermediate-term maturities. As the Fed raises rates, we believe shorter maturity yields will rise more than the yields on long debt.

     Portfolio positions in most sectors were defensive, as compensation for risk remained low by historical measures. In particular, the portfolio maintained lower-than-usual holdings of mortgage-backed securities (MBS), focusing on higher coupon issues (which generally do better in a rising interest-rate environment) instead of lower coupon issues. As MBS outperformed Treasuries during the period, performance might have been better had the portfolio owned more MBS issues overall.

     The Limited Duration Fund continued to invest in highly liquid, short maturity instruments that offer more yield than Treasuries. During this quarter, two classes of bonds were added to the portfolio: short-term, investment-grade corporate bonds and asset-backed securities (ABS). In the short-term corporate sector, the focus was on companies that benefit from a continued economic expansion, such as railroads and natural resource companies. The ABS added include short-fixed and floating-rate notes collateralized by several types of receivables, such as credit cards and auto loans. In all cases, they are AAA rated.

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     THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS
AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUSES CONTAIN IMPORTANT INFORMATION ABOUT EACH FUND INCLUDING THESE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) The S&P 500/Barra Growth and Value Indices are constructed by dividing the stocks in an index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index contains firms with higher price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(5) Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed-income securities, has not quality or maturity restrictions and tends to invest in lower-grade debt issues. An investor cannot invest directly in an average of index. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(6) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds). Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(7) Lipper Short-Intermediate U.S. Government Funds Average: This average is based on the performance of a universe of funds that invest at least 65% of their assets in short-intermediate U.S. Government and agency issues. An investor cannot invest directly in an average of index. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(8) The Lehman Intermediate Government/Credit Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Government/Credit Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(9) Lipper General U.S. Government Funds Average is based on the performance of a universe of funds that invest at least 65% of their assets in U.S. Government and agency issues. An investor cannot invest directly in an average or index. Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

--------------------------------------------------------------------------------

(10) The Lehman Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' Prospectuses.

PERFORMANCE: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
BALANCED FUND MAY 31, 2004

                                                                          VALUE
INVESTMENTS                                         SHARES                 (000)
-------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 99.02%

Lord Abbett Affiliated
Fund, Inc.-Class Y(a)                           30,082,906    $         408,827

Lord Abbett Bond-
Debenture Fund,
Inc.-Class Y(b)                                 27,827,582              217,612

Lord Abbett Total Return
Fund-Class Y(c)                                  5,255,157               54,443
                                                              -----------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS
(Cost $659,941,490)                                           $         680,882
                                                              =================

(a) Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.

(b) Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c) Fund investment objective is to seek income and capital appreciation to produce a high total return.

                                                 PRINCIPAL
                                                    AMOUNT                 VALUE
INVESTMENTS                                          (000)                 (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.05%

REPURCHASE AGREEMENT 2.05%
Repurchase Agreement
dated 5/28/2004, 0.98%
due 6/1/2004 with
State Street Bank &
Trust Co. collateralized
by $14,375,000 of
Federal Home Loan
Mortgage Corp. at 2.25%
due 11/24/2006;
value: $14,410,938;
proceeds: $14,126,847
(Cost $14,125,309)                           $      14,125    $          14,125
                                                              -----------------
TOTAL INVESTMENTS
101.07% (Cost $674,066,799)                                   $         695,007
                                                              =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONVERTIBLE FUND MAY 31, 2004

                                                                                              SHARES
INVESTMENTS                                                                                    (000)              VALUE
-----------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.79%

COMMON STOCKS 0.78%

COMMUNICATION EQUIPMENT 0.15%
Nortel Networks Corp.*(a)                                                                        60   $         229,800
                                                                                                      -----------------

MISCELLANEOUS TRANSPORT 0.09%
Continental Airlines, Inc.*                                                                      12             128,280
                                                                                                      -----------------

REAL ESTATE INVESTMENT TRUSTS 0.54%
Simon Property Group, Inc.                                                                       16             817,797
                                                                                                      -----------------
TOTAL COMMON STOCKS (COST $1,337,606)                                                                         1,175,877
                                                                                                      =================

                                                                                           PRINCIPAL
                                                  INTEREST             MATURITY               AMOUNT
                                                      RATE                 DATE                (000)
                                             -------------    -----------------   -----------------
CONVERTIBLE BONDS 70.17%

Advertising 1.91%
Young & Rubicam, Inc.                                 3.00%           1/15/2005   $           2,850           2,874,937
                                                                                                      -----------------

AIRLINES 1.74%
Continental Airlines, Inc.                            4.50%            2/1/2007               1,405           1,046,725
Northwest Airlines Corp.+                            7.625%#         11/15/2023               2,000           1,572,500
                                                                                                      -----------------
TOTAL                                                                                                         2,619,225
                                                                                                      -----------------

BIOTECHNOLOGY 6.17%
Abgenix, Inc.                                         3.50%           3/15/2007               1,600           1,546,000
Amylin Pharmaceuticals, Inc.                          2.25%           6/30/2008               1,500           1,490,625
Decode Genetics, Inc.+                                3.50%           4/15/2011               2,125           2,042,656
ImClone Systems, Inc.+                               1.375%           5/15/2024                 860             930,950
Invitrogen Corp.                                      2.25%          12/15/2006               1,500           1,560,000
Lehman Brothers Holdings, Inc.                        0.25%           5/27/2008               1,740           1,705,200
                                                                                                      -----------------
TOTAL                                                                                                         9,275,431
                                                                                                      -----------------

COMMERCIAL SERVICES 3.72%
International Game Technology                  Zero Coupon            1/29/2033               2,000           1,732,500
Kroll, Inc.+                                          1.75%           1/15/2014               1,800           1,905,750
Manpower, Inc.                                 Zero Coupon            8/17/2021               2,800           1,949,500
                                                                                                      -----------------
TOTAL                                                                                                         5,587,750
                                                                                                      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2004

                                                                                          PRINCIPAL
                                                  INTEREST             MATURITY              AMOUNT
INVESTMENTS                                           RATE                 DATE               (000)               VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT 2.30%
Agere Systems, Inc.                                   6.50%          12/15/2009   $           1,295   $       1,587,994
Comverse Technology, Inc.                      Zero Coupon            5/15/2023               1,600           1,868,000
                                                                                                      -----------------
TOTAL                                                                                                         3,455,994
                                                                                                      -----------------

COMPUTERS & PERIPHERAL 0.96%
Maxtor Corp.                                          6.80%           4/30/2010               1,265           1,448,425
                                                                                                      -----------------

CONGLOMERATES 3.28%
3M Co.                                         Zero Coupon           11/21/2032               2,275           2,081,625
Tyco Int'l. Group(a)                                  2.75%           1/15/2018               2,000           2,850,000
                                                                                                      -----------------
TOTAL                                                                                                         4,931,625
                                                                                                      -----------------

CONSUMER SERVICES 1.28%
Cendant Corp.                                        3.875%          11/27/2011               1,800           1,917,000
                                                                                                      -----------------

DIVERSIFIED FINANCIALS 1.31%
GATX Financial Corp.                                  7.50%            2/1/2007               1,725           1,972,969
                                                                                                      -----------------

DIVERSIFIED METALS & MINING 1.63%
Anglo American plc(a)                                3.375%           4/17/2007               1,250           1,422,489
Massey Energy Co.+                                    2.25%            4/1/2024               1,000           1,033,750
                                                                                                      -----------------
TOTAL                                                                                                         2,456,239
                                                                                                      -----------------

E-COMMERCE 1.29%
Deutsche Bank Lux+(a)                                1.379%#           5/1/2012               1,250           1,945,312
                                                                                                      -----------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS 1.85%
Agilent Technologies, Inc.                            3.00%#          12/1/2021               1,050           1,082,812
Flir Systems, Inc.                                    3.00%            6/1/2023               1,270           1,692,275
                                                                                                      -----------------
TOTAL                                                                                                         2,775,087
                                                                                                      -----------------

ENTERTAINMENT 0.60%
Liberty Media Corp. Class A                           3.25%           3/15/2031               1,000             905,000
                                                                                                      -----------------

FOODS 2.55%
Bunge Ltd. Finance Corp.                              3.75%          11/15/2022               1,300           1,675,375
Nestle Holdings., Inc.                                3.00%            5/9/2005               1,850           2,153,701
                                                                                                      -----------------
TOTAL                                                                                                         3,829,076
                                                                                                      -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH EQUIPMENT & SUPPLY 2.65%
Apogent Technologies, Inc.+                    Zero Coupon#       12/15/2033     $  1,875     $   2,325,000
Cytyc Corp.+                                          2.25%        3/15/2024        1,575         1,655,719
                                                                                              -------------
TOTAL                                                                                             3,980,719
                                                                                              -------------

HEALTH SERVICES 1.04%
LifePoint Hospitals Holdings                          4.50%         6/1/2009        1,500         1,558,125
                                                                                              -------------

HOUSEHOLD PRODUCTS 1.32%
Church & Dwight Co., Inc.+                            5.25%        8/15/2033        1,500         1,865,625
Church & Dwight Co., Inc.                             5.25%        8/15/2033          100           124,375
                                                                                              -------------
TOTAL                                                                                             1,990,000
                                                                                              -------------

INTEGRATED TELECOMMUNICATION
SERVICES 0.45%
Level 3 Communications, Inc.                          6.00%        9/15/2009        1,180           674,075
                                                                                              -------------

IT SERVICES 1.20%
IOS Capital LLC+                                      5.00%         5/1/2007        1,700         1,799,875
                                                                                              -------------

LEISURE FACILITIES 0.98%
Carnival Corp.                                        2.00%        4/15/2021        1,200         1,479,000
                                                                                              -------------

LEISURE PRODUCTS 1.35%
Aristocrat Leisure Ltd.+(a)                           5.00%        5/31/2006        1,900         2,021,125
                                                                                              -------------

LODGING 3.42%
Hilton Hotels Corp.                                  3.375%        4/15/2023        1,500         1,590,000
Mandalay Resorts Group                                1.86%#       3/21/2033        1,050         1,409,625
Starwood Hotels & Resorts                             3.50%        5/16/2023        2,000         2,135,000
                                                                                              -------------
TOTAL                                                                                             5,134,625
                                                                                              -------------

MISCELLANEOUS 0.95%
Lehman Brothers Holdings, Inc.                        0.25%        6/24/2008        1,400         1,428,000
                                                                                              -------------

OIL - INTEGRATED 3.01%
Repcon Luxembourg S.A.+(a)                            4.50%        1/26/2011        1,950         2,112,536
Swiss Life Finance Ltd.(a)(b)                         2.00%        5/20/2005        2,150         2,410,688
                                                                                              -------------
TOTAL                                                                                             4,523,224
                                                                                              -------------

PHARMACEUTICALS 5.61%
Allergan, Inc.                                 Zero Coupon         11/6/2022        1,600         1,704,000
Gilead Sciences, Inc.                                 2.00%       12/15/2007        1,300         1,899,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.                       2.875%        9/30/2010     $  1,165     $   1,039,762
Teva Pharmaceutical Industries(a)                    0.375%       11/15/2022        1,258         1,981,350
Watson Pharmaceutical, Inc.                           1.75%        3/15/2023        1,600         1,802,000
                                                                                              -------------
TOTAL                                                                                             8,426,737
                                                                                              -------------

PUBLISHING & PRINT 1.39%
Valassis Communications, Inc.                        1.084%        5/22/2033        3,175         2,087,562
                                                                                              -------------

RETAIL - SPECIALTY 4.05%
Best Buy Co., Inc.                                    2.25%        1/15/2022        1,900         2,047,250
Costco Cos., Inc.                              Zero Coupon         8/19/2017        2,550         2,218,500
Venator Group, Inc.                                   5.50%         6/1/2008        1,200         1,827,000
                                                                                              -------------
TOTAL                                                                                             6,092,750
                                                                                              -------------

SEMICONDUCTORS 2.55%
ASML Holding NV(a)                                    5.75%       10/15/2006          625           746,875
LSI Logic Corp.                                       4.00%        5/15/2010        1,520         1,584,600
RF Micro Devices, Inc.                                1.50%         7/1/2010        1,200         1,504,500
                                                                                              -------------
TOTAL                                                                                             3,835,975
                                                                                              -------------

SOFTWARE - APPLICATIONS & SYSTEMS 7.21%
Computer Associates Int'l, Inc.                       5.00%        3/15/2007        1,500         1,843,125
DST Systems, Inc.                                    4.125%        8/15/2023        1,800         2,268,000
EMC Corp.                                             4.50%         4/1/2007        1,510         1,661,000
Manugistics Group, Inc.                               5.00%        11/1/2007        1,250         1,209,375
Mentor Graphics Corp.                                6.875%        6/15/2007        1,595         1,770,450
Red Hat, Inc.+                                        0.50%        1/15/2024        1,625         2,092,188
                                                                                              -------------
TOTAL                                                                                            10,844,138
                                                                                              -------------

TRUCKERS 0.93%
Yellow Corp.                                         3.375%       11/25/2023        1,250         1,393,750
                                                                                              -------------

UTILITIES - ELECTRIC 1.47%
TXU Corp.                                             2.64%#       7/15/2033        1,650         2,211,281
                                                                                              -------------
TOTAL CONVERTIBLE BONDS (Cost $105,208,062)                                                     105,475,031
                                                                                              =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2004

                                                  INTEREST                         SHARES
INVESTMENTS                                           RATE                          (000)             VALUE
-----------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS 22.84%

AUTOS 0.51%
Ford Motor Co. Capital Trust                          6.50%                            14     $     769,062
                                                                                              -------------

BANKS - REGIONAL 0.96%
Commerce Capital II                                   5.95%                            22         1,438,350
                                                                                              -------------

BEVERAGES 1.54%
Constellation Brands, Inc.                            5.75%                            72         2,311,873
                                                                                              -------------

BROADCAST & CABLE 0.77%
Emmis Communications Corp.                            6.25%                            25         1,163,828
                                                                                              -------------

CONSUMER SERVICES 0.93%
United Rentals, Inc.                                  6.50%                            32         1,400,362
                                                                                              -------------

CONTAINERS & PACKAGING 0.81%
Owens Illinois, Inc.                                  4.75%                            41         1,221,075
                                                                                              -------------

DIVERSIFIED FINANCIALS 1.78%
Doral Financial Corp.                                 4.75%                             5         1,288,836
Prudential Financial, Inc.                            6.75%                            21         1,392,780
                                                                                              -------------
TOTAL                                                                                             2,681,616
                                                                                              -------------

ENTERTAINMENT 0.89%
Equity Secs Trust II                                  6.25%                            56         1,344,375
                                                                                              -------------

HEALTH SERVICES 1.25%
Omnicare, Inc.                                        4.00%                            30         1,879,800
                                                                                              -------------

LEISURE FACILITIES 0.99%
Six Flags, Inc.                                       7.25%                            70         1,494,500
                                                                                              -------------

NATL GAS DIVERSIFIED 2.08%
Oneok, Inc.                                           8.50%                            50         1,446,480
The Williams Co., Inc.                                5.50%                            24         1,676,772
                                                                                              -------------
TOTAL                                                                                             3,123,252
                                                                                              -------------

OIL & GAS PRODUCTS 1.19%
Kerr-McGee Corp.                                      5.50%                            35         1,781,944
                                                                                              -------------

OIL SERVICES 0.84%
Lehman Brothers Holdings, Inc.                        6.00%                            30         1,260,000
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND MAY 31, 2004

                                                  INTEREST                         SHARES
INVESTMENTS                                           RATE                          (000)             VALUE
-----------------------------------------------------------------------------------------------------------
OIL - INTEGRATED 2.31%
Chesapeake Energy Corp.                               6.00%                            26     $   1,872,675
Valero Energy Corp.                                   2.00%                            47         1,594,666
                                                                                              -------------
TOTAL                                                                                             3,467,341
                                                                                              -------------

PAPER & FOREST PRODUCTS 1.41%
Temple-Inland, Inc.                                   7.50%                            37         2,117,880
                                                                                              -------------

POLLUTION CONTROL 1.20%
Allied Waste Industries, Inc.                         6.25%                            25         1,804,750
                                                                                              -------------

RETAIL - FOOD & DRUG 1.43%
Albertson's, Inc.                                     7.25%                            84         2,145,621
                                                                                              -------------

UTILITIES - ELECTRIC 0.97%
Public Service Enterprise                            10.25%                            25         1,450,969
                                                                                              -------------

UTILITIES - GAS PIPELINE 0.98%
Sempra Energy                                         8.50%                            50         1,471,500
                                                                                              -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,907,212)                                            34,328,098
                                                                                              =============
TOTAL LONG-TERM INVESTMENTS (Cost $140,452,880)                                                 140,979,006
                                                                                              =============

                                                                                PRINCIPAL
                                                                                   AMOUNT
                                                                                    (000)
                                                                                ---------
SHORT-TERM INVESTMENT 5.08%

REPURCHASE AGREEMENT 5.08%
Repurchase Agreement dated 5/28/2004,
0.98% due 6/1/2004 with State Street
Bank & Trust Co. collateralized by $7,770,000
of Federal National Mortgage Assoc. at 3.1%
due 11/04/2009; value: $7,789,425; proceeds:
$7,636,648 (Cost $7,635,817)                                                     $  7,636         7,635,817
                                                                                              =============
TOTAL INVESTMENTS 98.87% (Cost $148,088,697)                                                  $ 148,614,823
                                                                                              =============

*   Non-income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
# Variable rate security. The interest rate represents the rate at May 31, 2004.
(a) Foreign security traded in U.S. dollars.
(b) Private Placement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
HIGH YIELD FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.98%

ASSET-BACKED SECURITIES 0.42%

AIRLINES 0.27%
Continental Airlines 1997-1 B                        7.461%         4/1/2013     $    634     $     523,782
                                                                                              -------------

ELECTRIC - GENERATION 0.15%
South Point, Broad Rock Energy+                       8.40%        5/30/2012          360           297,189
                                                                                              -------------
TOTAL ASSET-BACKED SECURITIES (Cost $810,479)                                                       820,971
                                                                                              -------------

CONVERTIBLE BONDS 0.53%

AEROSPACE/DEFENSE 0.53%
Alliant Techsystems, Inc.+
(Cost $1,019,976)                                     2.75%        2/15/2024        1,000         1,028,750
                                                                                              -------------

                                                                                   SHARES
                                                                                    (000)
                                                                                   ------
CONVERTIBLE PREFERRED STOCKS 2.95%

AEROSPACE/DEFENSE 1.07%
Northrop Grumman Corp.                                7.25%                            20         2,082,000
                                                                                              -------------

ELECTRIC - INTEGRATED 0.70%
Dominion Resources, Inc.                              9.50%                            25         1,358,250
                                                                                              -------------

MEDIA - DIVERSIFIED 1.18%
Emmis Communications Corp.                            6.25%                            50         2,291,000
                                                                                              -------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,750,388)                                              5,731,250
                                                                                              -------------

                                                                                PRINCIPAL
                                                                                   AMOUNT
                                                                                    (000)
                                                                                ---------
HIGH YIELD CORPORATE BONDS 92.07%

AEROSPACE/DEFENSE 2.06%
Communications & Power Industries+                    8.00%         2/1/2012     $  1,500         1,500,000
DRS Tech., Inc.                                      6.875%        11/1/2013        1,000           970,000
Esterline Tech. Corp.                                 7.75%        6/15/2013        1,500         1,530,000
                                                                                              -------------
TOTAL                                                                                             4,000,000
                                                                                              -------------

AIRLINES 1.04%
American Airlines                                    8.608%         4/1/2011        1,500         1,381,015
Delta Air Lines                                      7.711%        9/18/2011        1,000           644,487
                                                                                              -------------
TOTAL                                                                                             2,025,502
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
APPAREL/TEXTILES 0.42%
Invista+(b)                                           9.25%         5/1/2012     $    820     $     813,850
                                                                                              -------------

AUTO PARTS & EQUIPMENT 3.90%
Arvin Meritor, Inc.                                   8.75%         3/1/2012        1,000         1,077,500
Collins & Aikman Products Co.                        10.75%       12/31/2011        1,500         1,500,000
Dana Corp.                                          10.125%        3/15/2010        1,500         1,702,500
Delco Remy Int'l., Inc.+                             5.169%#       4/15/2009          225           228,375
Goodyear Tire & Rubber Co.                           7.857%        8/15/2011        1,000           872,500
Tenneco Automotive, Inc.                             10.25%        7/15/2013        1,000         1,115,000
Tenneco Automotive, Inc.                            11.625%       10/15/2009        1,000         1,085,000
                                                                                              -------------
TOTAL                                                                                             7,580,875
                                                                                              -------------

AUTOMOTIVE 0.01%
Venture Holding Trust(c)                              9.50%         7/1/2005          250            12,500
                                                                                              -------------

BEVERAGE 0.92%
Le-Natures, Inc.+                                    10.00%        6/15/2013        1,500         1,537,500
Parmalat Capital Finance(b)(c)                       6.625%        8/13/2008        1,500           247,500
                                                                                              -------------
TOTAL                                                                                             1,785,000
                                                                                              -------------

BUILDING & CONSTRUCTION 1.79%
Beazer Homes USA, Inc.                                6.50%       11/15/2013          750           710,625
Schuler Homes, Inc.                                  9.375%        7/15/2009        1,500         1,657,500
William Lyon Homes                                   10.75%         4/1/2013        1,000         1,105,000
                                                                                              -------------
TOTAL                                                                                             3,473,125
                                                                                              -------------

BUILDING MATERIALS 2.63%
American Standard Cos., Inc.                          8.25%         6/1/2009        2,000         2,260,000
Jacuzzi Brands, Inc.                                 9.625%         7/1/2010        1,500         1,612,500
Texas Industries, Inc.                               10.25%        6/15/2011        1,000         1,118,750
U.S. Concrete, Inc.+                                 8.375%         4/1/2014          120           119,400
                                                                                              -------------
TOTAL                                                                                             5,110,650
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
CHEMICALS 4.15%
Hercules, Inc.+                                       6.75%       10/15/2029     $  1,000     $     945,000
Huntsman Int'l Holdings                        Zero Coupon        12/31/2009          500           247,500
IMC Global, Inc.                                     11.25%         6/1/2011        1,000         1,160,000
Lyondell Chemical Co.                               11.125%        7/15/2012        1,500         1,650,000
Rhodia SA+(b)                                        8.875%         6/1/2011        1,500         1,155,000
Rockwood Specialties Corp.                          10.625%        5/15/2011        1,000         1,055,000
Terra Capital, Inc.                                  11.50%         6/1/2010        1,700         1,844,500
                                                                                              -------------
TOTAL                                                                                             8,057,000
                                                                                              -------------

CONSUMER - PRODUCTS 0.66%
Aearo Co.+                                            8.25%        4/15/2012          500           507,500
Rayovac Corp.                                         8.50%        10/1/2013          750           778,125
                                                                                              -------------
TOTAL                                                                                             1,285,625
                                                                                              -------------

DIVERSIFIED CAPITAL GOODS 3.19%
Blount, Inc.                                         13.00%         8/1/2009        1,500         1,590,000
JB Poindexter & Co.+                                  8.75%        3/15/2014          750           742,500
Roller Bearing                                       9.625%        6/15/2007        1,000         1,005,000
Sensus Metering Systems, Inc.+                       8.625%       12/15/2013        1,500         1,425,000
Trinity Industries, Inc.+                             6.50%        3/15/2014        1,500         1,425,000
                                                                                              -------------
TOTAL                                                                                             6,187,500
                                                                                              -------------

ELECTRIC - GENERATION 2.39%
Calpine Corp.                                         8.50%        2/15/2011          750           438,750
Calpine Corp.+                                       9.875%        12/1/2011          750           645,000
Calpine Generating Co.+                              11.50%         4/1/2011          500           430,000
Dynegy, Inc.+                                       10.125%        7/15/2013        1,000         1,065,000
Midwest Generation LLC+                               8.75%         5/1/2034        1,000           990,000
Reliant Resources, Inc.                               9.50%        7/15/2013        1,000         1,065,000
                                                                                              -------------
TOTAL                                                                                             4,633,750
                                                                                              -------------

ELECTRIC - INTEGRATED 1.92%
Mission Energy                                       13.50%        7/15/2008        1,500         1,642,500
Nevada Power Co.                                      8.25%         6/1/2011        1,000         1,067,500
TECO Energy, Inc.                                     7.50%        6/15/2010        1,000         1,020,000
                                                                                              -------------
TOTAL                                                                                             3,730,000
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRONICS 1.00%
New ASAT Finance, Ltd.+(b)                            9.25%         2/1/2011     $    500     $     505,000
Sanmina Corp.                                       10.375%        1/15/2010        1,250         1,437,500
                                                                                              -------------
TOTAL                                                                                             1,942,500
                                                                                              -------------

ENERGY - EXPLORATION & PRODUCTION 3.62%
Chesapeake Energy Corp.+                              7.50%        6/15/2014          750           778,125
El Paso Production                                    7.75%         6/1/2013        1,000           950,000
Energy Partners Ltd.                                  8.75%         8/1/2010        1,000         1,030,000
EXCO Resources, Inc.+                                 7.25%        1/15/2011        1,000         1,000,000
Houston Exploration Co.                               7.00%        6/15/2013        2,000         1,990,000
KCS Energy Services, Inc.+                           7.125%         4/1/2012          750           735,000
Swift Energy Co.                                     9.375%         5/1/2012          500           540,000
                                                                                              -------------
TOTAL                                                                                             7,023,125
                                                                                              -------------

ENVIRONMENTAL 0.92%
Allied Waste North America, Inc.+                     6.50%       11/15/2010          750           731,250
Nalco Co.+                                           8.875%       11/15/2013        1,000         1,050,000
                                                                                              -------------
TOTAL                                                                                             1,781,250
                                                                                              -------------

FOOD & DRUG RETAILERS 1.35%
Ingles Markets, Inc.                                 8.875%        12/1/2011        1,500         1,552,500
Roundy's, Inc.                                       8.875%        6/15/2012        1,000         1,070,000
                                                                                              -------------
TOTAL                                                                                             2,622,500
                                                                                              -------------

FOOD - WHOLESALE 3.09%
Dean Foods Co.                                        8.15%         8/1/2007        1,000         1,075,000
Dole Food Co.                                        8.875%        3/15/2011        3,000         3,060,000
Land O'Lakes, Inc.+                                   9.00%       12/15/2010        1,000         1,050,000
Michael Foods, Inc.+                                  8.00%       11/15/2013          800           822,000
                                                                                              -------------
TOTAL                                                                                             6,007,000
                                                                                              -------------

FORESTRY/PAPER 3.62%
Blue Ridge Paper Product+                             9.50%       12/15/2008        1,500         1,357,500
Buckeye Technologies, Inc.                            8.00%       10/15/2010        1,000           935,000
Georgia-Pacific Corp.                                 8.25%         3/1/2023        3,250         3,282,500
Jefferson Smurfit Corp.                               7.50%         6/1/2013        1,000           985,000
Newark Group, Inc.+                                   9.75%        3/15/2014          500           475,000
                                                                                              -------------
TOTAL                                                                                             7,035,000
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                PRINCIPAL
                                                  INTEREST          MATURITY       AMOUNT
INVESTMENTS                                           RATE              DATE        (000)             VALUE
-----------------------------------------------------------------------------------------------------------
GAMING 3.77%
Park Place Entertainment Corp.                       9.375%        2/15/2007     $  1,750     $   1,907,500
Premier Entertainment Biloxi LLC+                    10.75%         2/1/2012          250           261,250
River Rock Entertainment+                             9.75%        11/1/2011        2,000         2,130,000
Seneca Gaming Corp.+                                  7.25%         5/1/2012          250           248,750
Turning Stone Casino Resort+                         9.125%       12/15/2010        1,000         1,047,500
Venetian Casino Resort LLC                           11.00%        6/15/2010        1,500         1,730,625
                                                                                              -------------
TOTAL                                                                                             7,325,625
                                                                                              -------------

GAS DISTRIBUTION 3.40%
Ferrellgas Partners, L.P.                             8.75%        6/15/2012        1,000         1,060,000
Northwest Pipeline Corp.                             8.125%         3/1/2010          750           809,062
Sonat, Inc.                                          6.875%         6/1/2005        1,000         1,000,000
Sonat, Inc.                                          7.625%        7/15/2011        1,000           870,000
Suburban Propane Partners, L.P.                      6.875%       12/15/2013        1,000           979,136
The Williams Co., Inc.                               7.875%         9/1/2021        2,000         1,885,000
                                                                                              -------------
TOTAL                                                                                             6,603,198
                                                                                              -------------

HEALTH SERVICES 1.67%
Medex, Inc.                                          8.875%        5/15/2013        1,500         1,582,500
Omega Healthcare Investors+                           7.00%         4/1/2014          750           723,750
PacifiCare Health System, Inc.                       10.75%         6/1/2009          813           930,885
                                                                                              -------------
TOTAL                                                                                             3,237,135
                                                                                              -------------

HOTELS 2.71%
FelCor Lodging Trust, Inc.                           10.00%        9/15/2008          781           837,623
Gaylord Entertainment Co.+                            8.00%       11/15/2013        1,700         1,700,000
Hilton Hotels Corp.                                   8.25%        2/15/2011        1,000         1,105,000
John Q. Hammons Hotels, Inc.                         8.875%        5/15/2012        1,500         1,627,500
                                                                                              -------------
TOTAL                                                                                             5,270,123
                                                                                              -------------

HOUSEHOLD & LEISURE PRODUCTS 1.23%
Fedders North America, Inc.+                         9.875%         3/1/2014        1,000           925,000
Remington Arms Co.                                   10.50%         2/1/2011        1,500         1,455,000
                                                                                              -------------
TOTAL                                                                                             2,380,000
                                                                                              -------------

INVESTMENTS & MISCELLANEOUS
FINANCIAL SERVICES 1.49%
Dow Jones TRAC-X
North America High Yield Ser. 2 Tr. 1+               7.375%        3/25/2009        3,000         2,891,250
                                                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                   PRINCIPAL
                                                  INTEREST             MATURITY       AMOUNT
INVESTMENTS                                           RATE                 DATE        (000)             VALUE
--------------------------------------------------------------------------------------------------------------
LEISURE 1.35%
Hard Rock Hotel, Inc.                                8.875%            6/1/2013     $  1,000     $   1,015,000
Six Flags, Inc.                                       9.50%            2/1/2009        1,000         1,023,750
Universal City Development                           11.75%            4/1/2010          500           575,000
                                                                                                 -------------
TOTAL                                                                                                2,613,750
                                                                                                 -------------

MACHINERY 2.13%
Agco Corp.                                            9.50%            5/1/2008        2,000         2,180,000
The Manitowoc Co., Inc.(a)                          10.375%           5/15/2011        1,475         1,963,304
                                                                                                 -------------
TOTAL                                                                                                4,143,304
                                                                                                 -------------

MEDIA - BROADCAST 0.80%
Paxson Communications Co.                            10.75%           7/15/2008        1,500         1,545,000
                                                                                                 -------------

MEDIA - CABLE 5.82%
Avalon Cable LLC                                    11.875%           12/1/2008          945         1,004,397
Century Communications Corp.(c)                       9.50%            3/1/2005        1,500         1,665,000
Charter Communications Hldgs                         10.00%            4/1/2009        2,000         1,720,000
CSC Holdings, Inc.                                   7.625%            4/1/2011          500           508,750
Globo Communicacoes
Participacao+(b)(c)                                 10.625%           12/5/2008          650           367,250
Insight Communications. Co., Inc.**            0.00%/12.25%    2/15/2006 & 2011        1,500         1,327,500
Insight Midwest, L.P.                                10.50%           11/1/2010        2,000         2,180,000
Mediacom Broadband LLC                               11.00%           7/15/2013        1,500         1,593,750
Rogers Cablesystems(b)                               10.00%           3/15/2005          890           938,446
                                                                                                 -------------
TOTAL                                                                                               11,305,093
                                                                                                 -------------

MEDIA - DIVERSIFIED 1.39%
Block Communications, Inc.                            9.25%           4/15/2009        1,500         1,563,750
Quebecor Media, Inc.(b)                             11.125%           7/15/2011        1,000         1,143,750
                                                                                                 -------------
TOTAL                                                                                                2,707,500
                                                                                                 -------------

MEDIA - SERVICES 0.50%
Warner Music Group+                                  7.375%           4/15/2014        1,000           980,000
                                                                                                 -------------

METALS/MINING 1.90%
Alpha Natural Resources+                             10.00%            6/1/2012        1,000         1,012,500
Century Aluminum Co.                                 11.75%           4/15/2008        1,500         1,680,000
Neenah Corp.+                                        13.00%           9/30/2013        1,000           995,000
                                                                                                 -------------
TOTAL                                                                                                3,687,500
                                                                                                 -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                        PRINCIPAL
                                                  INTEREST                  MATURITY       AMOUNT
INVESTMENTS                                           RATE                      DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
NON-FOOD & DRUG RETAILERS 1.65%
Cole National Group                                  8.875%                5/15/2012     $  1,250     $   1,331,250
J Crew Intermediate LLC**                      0.00%/16.00%   11/15/2005 & 5/15/2008          150           124,500
Saks, Inc.                                           9.875%                10/1/2011        1,500         1,747,500
                                                                                                      -------------
TOTAL                                                                                                     3,203,250
                                                                                                      -------------

OIL FIELD EQUIPMENT & SERVICES 1.70%
CHC Helicopter+(b)                                   7.375%                 5/1/2014          300           294,000
Hanover Compressor Co.                               8.625%               12/15/2010        2,000         2,055,000
J. Ray McDermott, S.A.+(b)                           11.00%               12/15/2013        1,000           950,000
                                                                                                      -------------
TOTAL                                                                                                     3,299,000
                                                                                                      -------------

PACKAGING 5.69%
Anchor Glass Container Corp.                         11.00%                2/15/2013        1,500         1,717,500
BWAY Corp.                                           10.00%               10/15/2010        1,500         1,582,500
Graham Packaging Co., Inc.                           10.75%                1/15/2009        1,500         1,545,000
Owens-Brockway Glass Co.                              8.25%                5/15/2013        3,000         3,000,000
Plastipak Holdings, Inc.                             10.75%                 9/1/2011        1,000         1,077,500
Portola Packaging, Inc.+                              8.25%                 2/1/2012          750           630,000
Vicap S.A.(b)                                       11.375%                5/15/2007        1,500         1,503,750
                                                                                                      -------------
TOTAL                                                                                                    11,056,250
                                                                                                      -------------

PRINTING & PUBLISHING 0.67%
Dex Media, Inc.**+                             0.00%/9.00%         11/15/2008 & 2013        2,000         1,300,000
                                                                                                      -------------

RESTAURANTS 1.29%
Advantica Restaurant Group, Inc.                     11.25%                1/15/2008          500           475,000
Friendly Ice Cream Corp.+                            8.375%                6/15/2012        1,000           995,000
O'Charleys, Inc.+                                     9.00%                11/1/2013        1,000         1,030,000
                                                                                                      -------------
TOTAL                                                                                                     2,500,000
                                                                                                      -------------

STEEL PRODUCERS/PRODUCTS 2.65%
Armco, Inc.                                           9.00%                9/15/2007        2,000         1,920,000
International Steel Group+                            6.50%                4/15/2014        1,500         1,406,250
Shaw Group, Inc.                                     10.75%                3/15/2010        1,500         1,473,750
Valmont Industries, Inc.+                            6.875%                 5/1/2014          350           341,250
                                                                                                      -------------
TOTAL                                                                                                     5,141,250
                                                                                                      -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                        PRINCIPAL
                                                  INTEREST                  MATURITY       AMOUNT
INVESTMENTS                                           RATE                      DATE        (000)             VALUE
-------------------------------------------------------------------------------------------------------------------
SUPPORT - SERVICES 1.40%
Armor Holdings, Inc.                                  8.25%                8/15/2013     $  1,500     $   1,608,750
Johnsondiversey Holdings, Inc.**               0.00%/10.67%         5/15/2007 & 2013        1,500         1,117,500
                                                                                                      -------------
TOTAL                                                                                                     2,726,250
                                                                                                      -------------

TELECOM - INTEGRATED/SERVICES 3.68%
Cincinnati Bell, Inc.                                8.375%                1/15/2014        1,000           900,000
MCI, Inc.                                            5.908%                 5/1/2007           --(d)            261
MCI, Inc.                                            6.688%                 5/1/2009        1,500         1,414,003
MCI, Inc.                                            7.735%                 5/1/2014           --(d)             78
Qwest Capital Funding                                 7.90%                8/15/2010        2,500         2,162,500
Qwest Communications Int'l, Inc.+                     7.25%                2/15/2011        1,000           927,500
Qwest Services Corp.+                                13.50%               12/15/2010        1,500         1,736,250
                                                                                                      -------------
TOTAL                                                                                                     7,140,592
                                                                                                      -------------

TELECOM - WIRELESS 3.73%
Airgate PCS, Inc.                                    9.375%                 9/1/2009          500           492,500
American Cellular Corp.                              10.00%                 8/1/2011        1,000           885,000
Dobson Communications Corp.                          8.875%                10/1/2013        1,000           780,000
SBA Telecommunications Corp.**+                 0.00%/9.75%        12/15/2007 & 2011        1,500         1,102,500
Triton PCS, Inc.                                     9.375%                 2/1/2011        2,000         1,830,000
Ubiquitel Operating Co.+                             9.875%                 3/1/2011          500           502,500
Voicestream Wireless Corp.                          10.375%               11/15/2009          575           615,250
Western Wireless Corp.                                9.25%                7/15/2013        1,000         1,035,000
                                                                                                      -------------
TOTAL                                                                                                     7,242,750
                                                                                                      -------------

THEATERS & ENTERTAINMENT 0.74%
AMC Entertainment, Inc.+                              8.00%                 3/1/2014        1,500         1,447,500
                                                                                                      -------------

TRANSPORTATION EXCLUDING AIR/RAIL 2.03%
Great Lakes Dredge & Dock Co.+                        7.75%               12/15/2013        1,500         1,297,500
Offshore Logistics, Inc.                             6.125%                6/15/2013        1,500         1,402,500
Stena AB(b)                                           7.50%                11/1/2013        1,250         1,250,000
                                                                                                      -------------
TOTAL                                                                                                     3,950,000
                                                                                                      -------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $175,393,747)                                                    178,803,072
                                                                                                      =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND MAY 31, 2004

                                                                                   SHARES
INVESTMENTS                                                                         (000)             VALUE
-----------------------------------------------------------------------------------------------------------
WARRANTS 0.01%

FOOD & DRUG RETAILERS 0.01%
Leiner Health Products, Inc.
Series C Pfd expiring 7/1/2007*~                                                    --(d)     $      19,000
                                                                                              -------------

TELECOMMUNICATIONS EQUIPMENT 0.00%
Orbital Imaging Corp. expiring 3/1/2005*+~                                          --(d)                 2
                                                                                              -------------
TOTAL WARRANTS (Cost $218,815)                                                                       19,002
                                                                                              =============
TOTAL LONG-TERM INVESTMENTS (Cost $183,193,405)                                                 186,403,045
                                                                                              =============

                                                                                 PRINCIPAL
                                                                                    AMOUNT
                                                                                     (000)
                                                                                ---------
SHORT-TERM INVESTMENT 1.19%

REPURCHASE AGREEMENT 1.19%
Repurchase Agreement dated 5/28/2004, 0.98% due
6/1/2004 with State Street Bank &
Trust Co. collateralized by $2,370,000 of Federal
Home Loan Mortgage Corp. at zero coupon
due 6/28/2004; value: $2,367,604; proceeds:
$2,319,914 (Cost $2,319,661)                                                     $  2,320         2,319,661
                                                                                              =============
TOTAL INVESTMENTS 97.17% (Cost $185,513,066)                                                  $ 188,722,706
                                                                                              =============

  * Non-income producing security.
 ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  ~ Fair Valued Security - See Note 2a.
  # Variable rate security. The interest rate represents the rate at May 31,
    2004.
(a) Notes and bonds, issued by Foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities are 1.04% of total net assets. The remaining securities (98.96%) are invested in U.S. dollar-denominated securities.
(b) Foreign security traded in U.S. dollars.
(c) Defaulted security.
(d) Amount represents less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LIMITED DURATION U.S. GOV'T & GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 75.16%

AGENCY COLLATERALIZED MORTGAGE
OBLIGATION 0.04%
Government National Mortgage
Assoc. 2002-48 PF                                           1.40%#      5/15/2029   $       63      $         63,260
                                                                                                    ----------------

ASSET-BACKED SECURITIES 5.14%
Bank One Issuance Trust 2003-A5 A5                          1.15%#      2/17/2009          650               650,753
BMW Vehicle Owner Trust 2002-A A3                           3.80%       5/25/2006          294               295,440
Chase Funding Mortgage Loan 2003-4 2A1                      1.22%#      2/25/2021          472               472,194
Discover Card Master Trust I 2000-2 A                       1.28%#      9/18/2007        1,750             1,753,566
Discover Card Master Trust I 2002-1 A                       1.17%#      7/15/2007          735               735,772
MBNA Credit Card Master Note 2003-A2 A2                     1.15%#      8/15/2008        1,775             1,776,940
MBNA Master Credit Card Trust 2000-K A                      1.25%#      3/17/2008        1,250             1,251,976
Residential Asset Mortgage 2003-RZ3 A1                      1.20%#      8/25/2022          263               263,625
Residential Asset Sec. Corp. 2003-KS8 AI1                   1.22%#      5/25/2021        1,363             1,363,633
                                                                                                    ----------------
TOTAL                                                                                                      8,563,899
                                                                                                    ----------------

CORPORATE BONDS 4.95%
AOL Time Warner, Inc.                                      6.125%       4/15/2006          750               790,597
Burlington Northern Santa Fe                               6.375%      12/15/2005        1,000             1,054,689
Dow Chemical Co.                                            5.97%       1/15/2009          380               401,815
Ford Motor Credit Corp.                                    6.875%        2/1/2006        1,625             1,707,324
Int'l. Flavors & Frag., Inc.                                6.45%       5/15/2006          400               424,691
Meadwestvaco Corp.                                          2.75%       12/1/2005        1,000               998,507
PG&E Corp.                                                  3.60%        3/1/2009        1,000               963,746
Verizon Global Funding Corp.                                6.75%       12/1/2005          800               848,657
Weyerhaeuser Co.                                           6.125%       3/15/2007        1,000             1,060,656
                                                                                                    ----------------
TOTAL                                                                                                      8,250,682
                                                                                                    ----------------

GOVERNMENT SPONSORED ENTERPRISES
BONDS 34.35%
Federal National Mortgage Assoc.                            4.75%       2/21/2013        4,550             4,367,240
Federal National Mortgage Assoc.                            6.00%       5/15/2008       13,580            14,637,801
Federal National Mortgage Assoc.                            7.25%       1/15/2010       33,630            38,225,506
                                                                                                    ----------------
TOTAL                                                                                                     57,230,547
                                                                                                    ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T & GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 12.76%
Federal Home Loan Mortgage Corp. 29 FA                     1.625%#      3/25/2023   $      222      $        221,973
Federal Home Loan Mortgage Corp. 1209 F                    1.625%#      3/15/2007          334               334,605
Federal Home Loan Mortgage Corp. 1377 F                    1.625%#      9/15/2007          100                99,898
Federal Home Loan Mortgage Corp. 1380 L                     5.00%      10/15/2007            6                 5,764
Federal Home Loan Mortgage Corp. 1417 FC                   2.125%#     11/15/2007          207               210,451
Federal Home Loan Mortgage Corp. 1515 G                     6.50%       2/15/2008           38                37,867
Federal Home Loan Mortgage Corp. 1537 K                     6.00%       6/15/2008          211               214,701
Federal Home Loan Mortgage Corp. 1549 F                     6.70%       7/15/2008          489               509,180
Federal Home Loan Mortgage Corp. 1550 H                     6.00%       7/15/2008          130               130,339
Federal Home Loan Mortgage Corp. 1551 JA                   1.675%#      7/15/2008           30                29,913
Federal Home Loan Mortgage Corp. 1561 H                     6.50%       5/15/2008          275               279,553
Federal Home Loan Mortgage Corp. 1564 H                     6.50%       8/15/2008          419               436,796
Federal Home Loan Mortgage Corp. 1587 L                     6.50%      10/15/2008           75                74,707
Federal Home Loan Mortgage Corp. 1594 H                     6.00%      10/15/2008          899               931,219
Federal Home Loan Mortgage Corp. 1604 IA                    6.00%       9/15/2008          346               352,880
Federal Home Loan Mortgage Corp. 1606 H                     6.00%      11/15/2008          185               192,384
Federal Home Loan Mortgage Corp. 1611 I                     6.00%       2/15/2023           29                29,510
Federal Home Loan Mortgage Corp. 1619 PH                    6.05%       9/15/2022          731               735,442
Federal Home Loan Mortgage Corp. 1624 KC                    6.00%       6/15/2008          116               116,038
Federal Home Loan Mortgage Corp. 1630 FC                   1.625%#     10/15/2022          149               148,801
Federal Home Loan Mortgage Corp. 1660 H                     6.50%       1/15/2009           58                61,091
Federal Home Loan Mortgage Corp. 1679 H                     6.00%      11/15/2008            2                 2,457
Federal Home Loan Mortgage Corp. 1803 AB                    6.00%      12/15/2008        1,144             1,185,818
Federal Home Loan Mortgage Corp. 2456 FD                    1.50%#      7/15/2030          153               152,716
Federal Home Loan Mortgage Corp. 2487 FB                    1.55%#      7/15/2030          292               292,537
Federal Home Loan Mortgage Corp. 2549 PF                    1.40%#      6/15/2027          948               951,384
Federal Home Loan Mortgage Corp. 2605 PH                    4.00%       2/15/2007          655               658,162
Federal Home Loan Mortgage Corp. 2640 PA                    5.00%       2/15/2011          641               648,690
Federal Home Loan Mortgage Corp. 2649 QA                    3.50%       3/15/2010          745               753,568
Federal Home Loan Mortgage Corp. 2656 PA                    3.50%       7/15/2018          299               302,297
Federal Home Loan Mortgage Corp. 2668 0A                    5.00%       4/15/2011          733               743,659
Federal Home Loan Mortgage Corp. 2694 QA                    2.50%       2/15/2013          205               205,560
Federal National Mortgage Assoc. 1992-12 FA                 4.36%#      1/25/2022          308               316,369
Federal National Mortgage Assoc. 1992-141 FA               1.625%#      8/25/2007           26                26,393
Federal National Mortgage Assoc. 1992-151 F                1.625%#      8/25/2007        1,102             1,107,435

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T & GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 1993-138 FG               1.725%#     11/25/2022   $      159      $        159,480
Federal National Mortgage Assoc. 1993-196 F                1.575%#     10/25/2008          519               521,576
Federal National Mortgage Assoc. 1993-197 PH                6.00%       7/25/2008          386               392,593
Federal National Mortgage Assoc. 1993-214 F                2.715%#     12/25/2008            1                 1,353
Federal National Mortgage Assoc. 1993-214 FL               2.715%#     12/25/2008           17                16,843
Federal National Mortgage Assoc. 1993-224 PJ                6.50%      11/25/2023        1,533             1,558,042
Federal National Mortgage Assoc. 1993-231 M                 6.00%      12/25/2008          625               646,634
Federal National Mortgage Assoc. 1993-41 PH                 6.00%       3/25/2023          489               504,214
Federal National Mortgage Assoc. 1993-93 FC                2.665%#      5/25/2008           95                95,007
Federal National Mortgage Assoc. 1993-93 HA                 6.75%       1/25/2008          124               124,983
Federal National Mortgage Assoc. 1994-33 FA                2.815%#      3/25/2009           45                45,347
Federal National Mortgage Assoc. 1994-33 H                  6.00%       3/25/2009          525               547,094
Federal National Mortgage Assoc. 1994-89 FA                1.575%#      3/25/2009           95                95,256
Federal National Mortgage Assoc. 1996-54 C                  6.00%       9/25/2008        2,006             2,042,912
Federal National Mortgage Assoc. 1998-61 PB                 5.50%      12/25/2008           30                30,096
Federal National Mortgage Assoc. 2003-84 GA                 4.50%       4/25/2009          500               509,803
Federal National Mortgage Assoc. 2003-85 GA                 4.50%      11/25/2005        1,000             1,011,417
Federal National Mortgage Assoc. 2003-92 BR                 5.00%       4/25/2014          320               327,301
Federal National Mortgage Assoc. G93-11 FA                 1.525%#     12/25/2008          133               133,193
Federal National Mortgage Assoc. G94-1 F                   1.575%#      1/25/2024            2                 1,865
                                                                                                    ----------------
TOTAL                                                                                                     21,265,166
                                                                                                    ----------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 17.54%
Federal Home Loan Mortgage Corp. Gold                       4.50%             TBA        3,475             3,393,553
Federal Home Loan Mortgage Corp. Gold                       5.00%             TBA        9,980             9,926,986
Federal Home Loan Mortgage Corp. Gold                       5.50%             TBA        7,570             7,721,400
Federal Home Loan Mortgage Corp. Gold                       6.00%             TBA        1,000             1,011,875
Federal Home Loan Mortgage Corp.                            6.50%        3/1/2006           --(a)                400
Federal Home Loan Mortgage Corp. C66164                     7.00%        4/1/2032          277               290,594
Federal Home Loan Mortgage Corp. C67868                     7.00%        6/1/2032          361               379,331
Federal Home Loan Mortgage Corp. E00565                     6.00%        8/1/2013          393               410,175
Federal Home Loan Mortgage Corp. E77065                     6.50%        5/1/2014           35                36,834
Federal Home Loan Mortgage Corp. G01641                     7.00%       11/1/2033          405               426,177
Federal National Mortgage Assoc.                            4.94%#       2/1/2032          166               171,160
Federal National Mortgage Assoc.                            6.00%        7/1/2014          271               281,779
Federal National Mortgage Assoc.                            6.19%        9/1/2008          102               109,571
Federal National Mortgage Assoc.                            6.30%        1/1/2008           28                29,589

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T & GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                            6.34%        1/1/2008   $       27      $         28,362
Federal National Mortgage Assoc.                            6.43%        1/1/2008           28                29,685
Federal National Mortgage Assoc.                            6.50%             TBA        2,750             2,839,590
Federal National Mortgage Assoc.                            6.50%       12/1/2007           13                14,005
Federal National Mortgage Assoc.                            6.50%        4/1/2011           84                89,374
Federal National Mortgage Assoc.                            6.50%        8/1/2013          137               145,360
Federal National Mortgage Assoc.                            6.50%        6/1/2015        1,264             1,337,068
Federal National Mortgage Assoc.                            6.50%        7/1/2030          217               225,655
Federal National Mortgage Assoc.                            6.54%        1/1/2005           28                28,053
Federal National Mortgage Assoc.                            6.62%       10/1/2007           74                79,486
Federal National Mortgage Assoc.                            6.85%        8/1/2004           62                61,948
Federal National Mortgage Assoc.                            7.00%        9/1/2028           99               104,386
Federal National Mortgage Assoc.                            7.43%        8/1/2006           56                60,142
                                                                                                    ----------------
TOTAL                                                                                                     29,232,538
                                                                                                    ----------------

PASS-THROUGH AGENCIES 0.38%
Government National Mortgage Assoc.                         3.50%#      9/20/2031          147               147,594
Government National Mortgage Assoc.                        4.375%#      4/20/2028           38                37,978
Government National Mortgage Assoc.                         4.50%#      1/20/2018           60                60,039
Government National Mortgage Assoc.                        4.625%#     11/20/2020           45                45,922
Government National Mortgage Assoc.                        4.625%#     10/20/2027           41                42,121
Government National Mortgage Assoc.                        4.625%#     11/20/2027           37                37,726
Government National Mortgage Assoc.                        4.625%#     12/20/2027           41                41,539
Government National Mortgage Assoc.                         4.75%#     10/20/2026          107               108,146
Government National Mortgage Assoc.                         7.00%       4/15/2028           30                32,245
Government National Mortgage Assoc.                         7.50%       2/15/2016           18                19,492
Government National Mortgage Assoc.                        10.50%       5/15/2018            2                 2,354
Government National Mortgage Assoc.                        10.50%      12/15/2018            5                 5,198
Government National Mortgage Assoc.                        10.50%       3/15/2019           18                20,946
Government National Mortgage Assoc.                        10.50%       9/15/2019            3                 2,874
Government National Mortgage Assoc.                        10.50%      10/15/2020           19                21,489
                                                                                                    ----------------
TOTAL                                                                                                        625,663
                                                                                                    ================
TOTAL LONG-TERM INVESTMENTS (Cost $126,628,511)                                                          125,231,755
                                                                                                    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOV'T & GOV'T SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                      PRINCIPAL
                                                         AMOUNT
INVESTMENTS                                               (000)            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 40.41%

REPURCHASE AGREEMENT 40.41%
Repurchase Agreement dated
5/28/2004, 0.99% due 6/1/2004
with J.P. Morgan Chase & Co.
collateralized by $37,431,000 of
Federal National Mortgage Assoc. at 3.125%
due 3/16/2009; value: $35,532,500;
proceeds: $35,003,850                                 $  35,000   $   35,000,000

Repurchase Agreement dated
5/28/2004, 0.98% due 6/1/2004
with State Street Bank & Trust Co.
collateralized by $31,520,000 of
United States Treasury Notes at 4.875%
due 2/15/2012; value: $32,993,970;
proceeds: $32,347,168                                    32,344       32,343,646
                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $67,343,646)                       67,343,646
                                                                  ==============
TOTAL INVESTMENTS 115.57% (Cost $193,972,157)                     $  192,575,401
                                                                  ==============

  # Variable rate security. The interest rate represents the rate at May 31, 2004.
(a)  Amount represents less than $1,000.
TBA To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 104.64%

AGENCY COLLATERALIZED MORTGAGE
OBLIGATION 0.26%
Government National Mortgage
Assoc. 2004-16 BG                                           3.50%       8/20/2028   $    2,541      $      2,565,899
                                                                                                    ----------------
Government Sponsored Enterprises Bonds 9.27%
Federal National Mortgage Assoc.^                           4.75%       2/21/2013       64,358            61,772,932
Federal National Mortgage Assoc                            6.125%       3/15/2012        3,162             3,402,290
Federal National Mortgage Assoc.^                          6.625%      11/15/2030       13,237            14,484,230
Federal National Mortgage Assoc.^(c)                        7.25%       1/15/2010       10,284            11,689,298
                                                                                                    ----------------
TOTAL                                                                                                     91,348,750
                                                                                                    ----------------
GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATIONS 7.51%
Federal Home Loan Mortgage Corp. 24 FD                     1.625%#      9/25/2022        6,177             6,188,358
Federal Home Loan Mortgage Corp. 29 FA                     1.625%#      3/25/2023        1,041             1,042,125
Federal Home Loan Mortgage Corp. 39 ZA                      6.50%       3/25/2024          272               271,195
Federal Home Loan Mortgage Corp. 73 G IO                 1095.35%(f)   10/15/2020            2                 2,916
Federal Home Loan Mortgage Corp. 141 A PO            Zero Coupon         7/1/2022          139               123,563
Federal Home Loan Mortgage Corp. 181 F IO                 494.14%(f)    8/15/2021           14                27,928
Federal Home Loan Mortgage Corp. 1020 S IO                900.95%#(f)  12/15/2020            1                 2,156
Federal Home Loan Mortgage Corp. 1032 O IO               544.714%(f)   12/15/2020            2                 3,113
Federal Home Loan Mortgage Corp. 1046 I IO               1009.00%(f)    2/15/2021            1                 1,824
Federal Home Loan Mortgage Corp. 1049 N IO               1010.50%(f)    2/15/2021            3                 5,649
Federal Home Loan Mortgage Corp. 1058 I IO               1008.50%(f)    4/15/2021            1                 1,348
Federal Home Loan Mortgage Corp. 1059 U IO                409.00%(f)    4/15/2021            2                 2,569
Federal Home Loan Mortgage Corp. 1066 S IO              1195.607%(f)    4/15/2021            3                 5,404
Federal Home Loan Mortgage Corp. 1082 D IO               1007.78%(f)    5/15/2021            5                10,348
Federal Home Loan Mortgage Corp. 1095 A PO           Zero Coupon        6/15/2021          156               137,374
Federal Home Loan Mortgage Corp. 1137 M IO              1185.497%(f)    9/15/2021            1                 2,629
Federal Home Loan Mortgage Corp. 1148 F PO           Zero Coupon       10/15/2021          364               363,088
Federal Home Loan Mortgage Corp. 1180 G IO               1008.40%(f)   11/15/2021            1                 2,029
Federal Home Loan Mortgage Corp. 1200 IB IO              1007.00%(f)    2/15/2022           --(a)              3,756
Federal Home Loan Mortgage Corp. 1241 X IO               982.654%(f)    4/15/2022           --(a)              3,350
Federal Home Loan Mortgage Corp. 1363 B PO           Zero Coupon        8/15/2022          366               363,139
Federal Home Loan Mortgage Corp. 1364 A                    1.575%#      9/15/2007           20                19,639
Federal Home Loan Mortgage Corp. 1372 C PO           Zero Coupon        9/15/2022          255               209,416
Federal Home Loan Mortgage Corp. 1550 H                     6.00%       7/15/2008          408               410,437

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. 1661 PH                    6.25%       9/15/2008   $    2,562      $      2,588,794
Federal Home Loan Mortgage Corp. 2106 VC                    6.00%      11/15/2004          261               263,363
Federal Home Loan Mortgage Corp. 2630 AB                    3.00%       6/15/2010       10,998            11,052,196
Federal Home Loan Mortgage Corp. 2634 LA                    3.00%       5/15/2012        3,809             3,827,183
Federal Home Loan Mortgage Corp. 2640 BA                    5.00%       3/15/2011        4,413             4,472,350
Federal Home Loan Mortgage Corp. 2640 OA                    5.00%       2/15/2011        5,128             5,191,382
Federal Home Loan Mortgage Corp. 2658 PA                    3.75%      11/15/2007        5,000             5,064,923
Federal Home Loan Mortgage Corp. 2698 PA                    5.00%      10/15/2011        8,095             8,229,393
Federal National Mortgage Assoc. 94 2 IO                    9.50%        8/1/2021           55                10,925
Federal National Mortgage Assoc. 133 1 PO            Zero Coupon        4/25/2022           26                22,948
Federal National Mortgage Assoc. 1991-158 E IO           1008.00%#(f)  12/25/2021            1                37,288
Federal National Mortgage Assoc. 1993-86 L                  6.75%       6/25/2008        2,626             2,711,230
Federal National Mortgage Assoc. 1994-33 H                  6.00%       3/25/2009        7,593             7,919,185
Federal National Mortgage Assoc. 2003-54 PB                 4.00%       9/25/2017        2,000             2,028,055
Federal National Mortgage Assoc. 2003-84 PA                 5.00%       2/25/2011        3,368             3,416,838
Federal National Mortgage Assoc. 2003-88 TA                 2.25%      11/25/2006        7,780             7,790,655
Federal National Mortgage Assoc. G94-1 F                   1.575%#      1/25/2024          124               124,536
                                                                                                    ----------------
TOTAL                                                                                                     73,954,597
                                                                                                    ----------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 59.73%
Federal Home Loan Mortgage Corp. Gold                       4.50%             TBA       65,855            64,311,490
Federal Home Loan Mortgage Corp. Gold                       5.00%             TBA       45,795            44,846,341
Federal Home Loan Mortgage Corp. Gold                       5.50%             TBA       22,160            22,603,200
Federal Home Loan Mortgage Corp. Gold                       6.00%             TBA       93,005            94,109,434
Federal Home Loan Mortgage Corp. A21418                     5.00%        5/1/2034       11,600            11,152,312
Federal Home Loan Mortgage Corp. A22366                     5.00%        5/1/2034       69,640            66,952,331
Federal Home Loan Mortgage Corp. B10496                     5.00%       11/1/2018        4,724             4,730,976
Federal Home Loan Mortgage Corp. B10505                     5.00%       11/1/2018        6,741             6,750,777
Federal Home Loan Mortgage Corp. B10596                     5.50%       11/1/2018        8,816             9,011,142
Federal Home Loan Mortgage Corp. B10615                     5.00%       11/1/2018        8,776             8,789,198
Federal Home Loan Mortgage Corp. B11355                     5.00%       12/1/2018        4,604             4,611,137
Federal Home Loan Mortgage Corp. C01329                     7.00%        3/1/2032        1,636             1,722,444
Federal Home Loan Mortgage Corp. C01345                     7.00%        4/1/2032        5,764             6,057,342
Federal Home Loan Mortgage Corp. C01367                     7.00%        5/1/2032        2,032             2,134,993
Federal Home Loan Mortgage Corp. E01492                     5.50%       10/1/2018        6,971             7,125,646
Federal Home Loan Mortgage Corp. E98967(d)                  5.00%        9/1/2018        8,903             8,916,255
Federal Home Loan Mortgage Corp. E99103                     5.00%        9/1/2018        5,515             5,523,095

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. E99880                     5.00%       10/1/2018   $   10,067      $     10,082,366
Federal Home Loan Mortgage Corp. E99893                     5.00%       10/1/2018       11,882            11,900,168
Federal Home Loan Mortgage Corp. E99896                     5.00%       10/1/2018        4,082             4,088,083
Federal Home Loan Mortgage Corp. G01641                     7.00%       11/1/2033        8,018             8,443,788
Federal Home Loan Mortgage Corp. G11495                     5.50%       11/1/2018        5,952             6,084,933
Federal National Mortgage Assoc.                            5.50%             TBA      112,010           110,889,900
Federal National Mortgage Assoc.                            5.50%       11/1/2025        1,684             1,677,361
Federal National Mortgage Assoc.                            6.50%             TBA       33,490            34,567,976
Federal National Mortgage Assoc.                            6.50%       12/1/2031       23,980            24,912,449
Federal National Mortgage Assoc.                            6.50%        9/1/2032        3,369             3,492,108
Federal National Mortgage Assoc.                           6.715%       10/1/2005        2,600             2,694,070
                                                                                                    ----------------
TOTAL                                                                                                    588,181,315
                                                                                                    ----------------

PASS-THROUGH AGENCIES 2.00%
Government National Mortgage Assoc.                         6.00%             TBA       14,215            14,472,647
Government National Mortgage Assoc.                         7.00%       8/15/2027        4,939             5,240,945
                                                                                                    ----------------
TOTAL                                                                                                     19,713,592
                                                                                                    ----------------

U.S. TREASURY OBLIGATIONS 25.87%
U.S. Treasury Bond^                                         5.25%       2/15/2029       47,096            45,911,253
U.S. Treasury Bond^                                       11.625%      11/15/2004       50,000            52,324,250
U.S. Treasury Bond^                                        13.75%       8/15/2004      103,381           106,102,919
U.S. Treasury Note                                         4.875%       2/15/2012        4,035             4,153,213
U.S. Treasury Strips^                                Zero Coupon        8/15/2020       88,675            36,004,178
U.S. Treasury Strips^                                Zero Coupon       11/15/2027       38,680            10,256,698
                                                                                                    ----------------
TOTAL                                                                                                    254,752,511
                                                                                                    ----------------
TOTAL LONG-TERM INVESTMENTS (Cost $1,035,891,718)                                                      1,030,516,664
                                                                                                    ================

                                                                                        SHARES
                                                                                         (000)
                                                                                    ----------
SHORT-TERM INVESTMENTS 51.60%

COLLATERAL FOR SECURITIES ON LOAN 21.65%
State Street Navigator Securities
Lending Prime Portfolio, 1.06%(b)                                                      213,149           213,148,718
                                                                                                    ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND MAY 31, 2004

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
INVESTMENTS                                                 RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 29.95%

Repurchase Agreement dated
5/28/2004, 0.99% due 6/1/2004
with J.P. Morgan Chase & Co.
collateralized by $34,358,000 of
Federal Home Loan Mortgage Corp. at
5.75% due 4/15/2008 and $187,000,000 of
Federal National Mortgage Assoc. from
1.875% to 5.50% due from 12/15/2004 to
3/15/2011; value: $227,705,376;
proceeds: $225,024,750                                                              $  225,000      $    225,000,000

Repurchase Agreement dated
5/28/2004, 0.98% due 6/1/2004
with State Street Bank & Trust Co.
collateralized by $68,185,000 of
United States Treasury Notes at 4.875%
due 2/15/2012; value: $71,373,535;
proceeds: $69,980,427                                                                   69,973            69,972,808
                                                                                                    ----------------
TOTAL SHORT-TERM INVESTMENTS (Cost $508,121,525)                                                         508,121,526
                                                                                                    ================
TOTAL INVESTMENTS 156.24% (Cost $1,544,013,243)                                                     $  1,538,638,190
                                                                                                    ================

  #   Variable rate security. The interest rate represents the rate at May 31,
      2004.
  ^   All (or a portion of security) on loan. See Note 5.
(a)   Amount represents less than $1,000.
(b)   Rate shown reflects 7 day yield as of May 31, 2004.
(c) Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2004.
(d) All (or a portion of) security held as a deposit with brokers for securities sold short.
(f) Ioettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
 IO - Interest only.
 PO - Principal only.
TBA - To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

SECURITY SOLD SHORT

                                                                                     PRINCIPAL
                                                        INTEREST         MATURITY       AMOUNT
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS              RATE             DATE        (000)                 VALUE
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Gold
TOTAL (Proceeds $6,775,416)                                 5.00%             TBA        7,110      $      6,827,818
                                                                                                    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2004

                                                                         BALANCED       CONVERTIBLE
                                                                             FUND              FUND
ASSETS:
   Investment in securities, at cost                               $  659,941,490    $  140,452,880
---------------------------------------------------------------------------------------------------
   Investment in securities, at value                              $  680,881,819    $  140,979,006
   Repurchase agreement, at cost and value                             14,125,309         7,635,817
   Cash                                                                   154,991         2,218,430
   Receivables:
     Interest and dividends                                                 1,538           818,852
     Capital shares sold                                                4,073,361         2,063,944
     From affiliates                                                      659,334                 -
   Prepaid expenses and other assets                                       73,752            31,836
---------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       699,970,104       153,747,885
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                   11,654,991         3,018,114
     Capital shares reacquired                                            352,500           219,311
     Management fee                                                             -            83,216
     12b-1 distribution fees                                              261,129            77,630
     Fund administration                                                        -             4,755
     Trustees' fees                                                           546               874
     To advisor                                                                 -            18,582
   Accrued expenses and other liabilities                                  65,033            14,243
---------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                   12,334,199         3,436,725
===================================================================================================
NET ASSETS                                                         $  687,635,905    $  150,311,160
===================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $  665,852,708    $  149,624,415
Undistributed (distributions in excess of) net investment income          990,745          (513,934)
Accumulated net realized gain (loss) on investments                      (147,877)          674,553
Net unrealized appreciation on investments                             20,940,329           526,126
---------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  687,635,905    $  150,311,160
===================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                     $  555,021,797    $   75,314,961
Class B Shares                                                     $   69,955,306    $   12,690,464
Class C Shares                                                     $   62,600,153    $   58,660,462
Class P Shares                                                     $       58,649    $       52,115
Class Y Shares                                                                  -    $    3,593,158
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                         50,868,399         6,937,580
Class B Shares                                                          6,415,421         1,172,376
Class C Shares                                                          5,746,246         5,423,339
Class P Shares                                                              5,385             4,790
Class Y Shares                                                                  -           330,028
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                     $        10.91    $        10.86
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and
     4.75%, respectively)                                          $        11.58    $        11.40
Class B Shares-Net asset value                                     $        10.90    $        10.82
Class C Shares-Net asset value                                     $        10.89    $        10.82
Class P Shares-Net asset value                                     $        10.89    $        10.88
Class Y Shares-Net asset value                                                  -    $        10.89
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
May 31, 2004

                                                                                LIMITED DURATION
                                                                              U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                 HIGH YIELD            SPONSORED            SPONSORED
                                                                       FUND     ENTERPRISES FUND     ENTERPRISES FUND
ASSETS:
   Investment in securities, at cost                         $  183,193,405   $      126,628,511   $    1,242,265,019
---------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                        $  186,403,045   $      125,231,755   $    1,236,837,564
   Repurchase agreement, at cost and value                        2,319,661           67,343,646          294,972,808
   Deposits with brokers for securities sold short                        -                    -            6,827,818
   Cash                                                              16,430                    -                    -
   Foreign cash, at value (cost $91,800)                             93,437                    -                    -
   Receivables:
     Interest and dividends                                       4,463,139            1,272,553            7,866,500
     Investment securities sold                                   4,976,977           17,761,328          183,636,627
     Capital shares sold                                            877,785            1,555,707              191,129
     Variation margin                                                     -                    -              105,703
   Prepaid expenses and other assets                                 17,148               15,055               57,045
---------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 199,167,622          213,180,044        1,730,495,194
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Securities sold short, at fair value                                   -                    -            6,827,818
   Payable upon return of securities on loan                              -                    -          213,148,718
   Payables:
     Investment securities purchased                              4,150,677           44,354,068          518,547,785
     Capital shares reacquired                                      556,916            1,784,447            2,072,937
     Management fee                                                  99,571               64,911              419,756
     12b-1 distribution fees                                        107,138               90,549              380,923
     Fund administration                                              6,695                5,709               33,615
     Trustees' fees                                                       -                    -            1,090,872
   Dividends payable                                                      -              236,504            2,776,653
   Accrued expenses and other liabilities                            28,062               34,748              475,624
---------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              4,949,059           46,570,936          745,774,701
=====================================================================================================================
NET ASSETS                                                   $  194,218,563   $      166,609,108   $      984,720,493
=====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $  197,672,360   $      172,666,016   $    1,273,377,372
Undistributed (distributions in excess of) net
   investment income                                                157,882             (927,679)         (12,047,670)
Accumulated net realized loss on investments and
   futures and foreign currency related transactions             (6,823,069)          (3,732,473)        (272,325,119)
Net unrealized appreciation (depreciation) on investments
   and futures and translation of assets and liabilities
   denominated in foreign currencies                              3,211,390           (1,396,756)          (4,284,090)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  194,218,563   $      166,609,108   $      984,720,493
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                               $  102,463,428   $       92,541,650   $      840,734,052
Class B Shares                                               $   46,038,343   $        6,118,034   $       65,794,454
Class C Shares                                               $   43,455,435   $       67,949,424   $       78,191,987
Class P Shares                                               $        1,209                    -                    -
Class Y Shares                                               $    2,260,148                    -                    -
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                   12,877,505           21,037,788          328,057,226
Class B Shares                                                    5,802,640            1,387,916           25,686,283
Class C Shares                                                    5,478,371           15,342,987           30,409,765
Class P Shares                                                        151.8                    -                    -
Class Y Shares                                                      285,251                    -                    -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                               $         7.96   $             4.40   $             2.56
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%, 3.25% and
     4.75%, respectively)                                    $         8.36   $             4.55   $             2.69
Class B Shares-Net asset value                               $         7.93   $             4.41   $             2.56
Class C Shares-Net asset value                               $         7.93   $             4.43   $             2.57
Class P Shares-Net asset value                               $         7.96                    -                    -
Class Y Shares-Net asset value                               $         7.92                    -                    -

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2004

                                                                         BALANCED       CONVERTIBLE
                                                                             FUND              FUND
INVESTMENT INCOME:
Dividends                                                          $   11,251,991    $      723,250
Interest                                                                   48,837           143,706
Foreign withholding tax                                                         -            (1,418)
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                11,300,828           865,538
---------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                          1,217,269           364,051
12b-1 distribution plan-Class A                                           883,906            97,652
12b-1 distribution plan-Class B                                           311,325            45,880
12b-1 distribution plan-Class C                                           268,333           199,808
12b-1 distribution plan-Class P                                               110                95
Shareholder servicing                                                     455,449            61,737
Professional                                                               35,828            10,910
Reports to shareholders                                                    33,465             7,578
Fund administration                                                        56,125            20,803
Custody                                                                    10,705             6,982
Trustees' fees                                                              5,178               655
Registration                                                               31,540            14,148
Offering                                                                        -            40,483
Other                                                                         648             3,220
---------------------------------------------------------------------------------------------------
Gross expenses                                                          3,309,881           874,002
   Expense reductions                                                      (2,085)           (1,167)
   Expenses assumed by advisor                                                  -           (56,221)
   Expenses assumed by Underlying Funds                                  (570,728)                -
   Management fee waived                                               (1,217,269)                -
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                            1,519,799           816,614
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   9,781,029            48,924
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                               23,267                 -
Net realized gain on investments                                               74         1,022,612
Net change in unrealized appreciation/depreciation on investments      13,441,543        (1,566,845)
===================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                13,464,884          (544,233)
===================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $   23,245,913    $     (495,309)
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
For the Six Months Ended May 31, 2004

                                                                                LIMITED DURATION
                                                                              U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                 HIGH YIELD            SPONSORED            SPONSORED
                                                                       FUND     ENTERPRISES FUND     ENTERPRISES FUND
INVESTMENT INCOME:
Dividends                                                    $      251,875  $                 -   $                -
Interest                                                          8,810,182            2,633,333           17,302,915
Securities lending-net                                                    -                    -               42,595
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           9,062,057            2,633,333           17,345,510
---------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                      649,777              448,275            2,639,149
12b-1 distribution plan-Class A                                     203,346              192,692            1,629,562
12b-1 distribution plan-Class B                                     250,427               19,304              367,871
12b-1 distribution plan-Class C                                     267,732              382,566              420,819
12b-1 distribution plan-Class P                                           3                    -                    -
Shareholder servicing                                               121,987              113,336              759,445
Professional                                                         13,652               13,376               52,351
Reports to shareholders                                               9,894                7,807               85,850
Fund administration                                                  43,319               35,862              211,132
Custody                                                              10,244               11,464               31,702
Trustees' fees                                                        1,978                1,737               13,405
Registration                                                         25,246               20,640               54,292
Other                                                                14,867                5,041                    -
---------------------------------------------------------------------------------------------------------------------
Gross expenses                                                    1,612,472            1,252,100            6,265,578
   Expense reductions                                                  (951)                (743)              (5,276)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                      1,611,521            1,251,357            6,260,302
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             7,450,536            1,381,976           11,085,208
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on investments,
   futures contracts and foreign currency
   related transactions                                           4,233,180              (80,626)           4,446,359
Net change in unrealized appreciation/depreciation
   on investments, futures contracts and
   translation of assets and liabilites denominated
   in foreign currencies                                         (8,554,901)          (1,511,361)         (12,503,989)
=====================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                 (4,321,721)          (1,591,987)          (8,057,630)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 $    3,128,815   $         (210,011)  $        3,027,578
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the Six Months Ended May 31, 2004

                                                                         BALANCED       CONVERTIBLE
INCREASE IN NET ASSETS                                                       FUND              FUND
OPERATIONS:
Net investment income                                              $    9,781,029    $       48,924
Capital gains received from Underlying Funds                               23,267                 -
Net realized gain on investments                                               74         1,022,612
Net change in unrealized appreciation/depreciation on investments      13,441,543        (1,566,845)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        23,245,913          (495,309)
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             (7,799,482)         (487,225)
   Class B                                                               (805,927)          (62,024)
   Class C                                                               (696,744)         (273,810)
   Class P                                                                   (764)             (291)
   Class Y                                                                      -           (24,189)
Net realized gain
   Class A                                                                (31,802)          (91,565)
   Class B                                                                 (4,083)          (20,651)
   Class C                                                                 (3,368)          (73,517)
   Class P                                                                     (3)              (34)
   Class Y                                                                      -            (4,315)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (9,342,173)       (1,037,621)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     206,389,438       108,696,493
Reinvestment of distributions                                           8,746,936           587,192
Cost of shares reacquired                                             (35,728,988)       (8,743,089)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                                 179,407,386       100,540,596
===================================================================================================
NET INCREASE IN NET ASSETS                                            193,311,126        99,007,666
===================================================================================================
NET ASSETS:
Beginning of period                                                   494,324,779        51,303,494
---------------------------------------------------------------------------------------------------
END OF PERIOD                                                      $  687,635,905    $  150,311,160
===================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME   $      990,745    $     (513,934)
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended May 31, 2004

                                                                                LIMITED DURATION
                                                                              U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                 HIGH YIELD            SPONSORED            SPONSORED
DECREASE IN NET ASSETS                                                 FUND     ENTERPRISES FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                        $    7,450,536   $        1,381,976   $       11,085,208
Net realized gain (loss) on investments                           4,233,180              (80,626)           4,446,359
Net change in unrealized appreciation/depreciation
   on investments and futures contracts and
   translation of assets and liabilities
   denominated in foreign currencies                             (8,554,901)          (1,511,361)         (12,503,989)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                3,128,815             (210,011)           3,027,578
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                       (4,206,362)          (1,418,023)         (16,639,721)
   Class B                                                       (1,752,552)             (42,136)          (1,108,234)
   Class C                                                       (1,916,033)            (847,226)          (1,270,518)
   Class P                                                              (46)                   -                    -
   Class Y                                                          (99,843)                   -                    -
Net realized gain
   Class A                                                                -           (1,200,353)                   -
   Class B                                                                -              (35,421)                   -
   Class C                                                                -             (972,433)                   -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (7,974,836)          (4,515,592)         (19,018,473)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                38,138,212           42,490,752           24,208,335
Reinvestment of distributions                                     4,609,564            2,756,340           12,887,508
Cost of shares reacquired                                       (62,154,301)         (71,661,865)        (133,718,922)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                              (19,406,525)         (26,414,773)         (96,623,079)
=====================================================================================================================
NET DECREASE IN NET ASSETS                                      (24,252,546)         (31,140,376)        (112,613,974)
=====================================================================================================================
NET ASSETS:
Beginning of period                                             218,471,109          197,749,484        1,097,334,467
---------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                $  194,218,563   $      166,609,108   $      984,720,493
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS) OF
   NET INVESTMENT INCOME                                     $      157,882   $         (927,679)  $      (12,047,670)
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Year Ended November 30, 2003

                                                                         BALANCED       CONVERTIBLE
INCREASE IN NET ASSETS                                                       FUND             FUND*
OPERATIONS:
Net investment income                                              $   10,263,373    $       81,331
Capital gains received from Underlying Funds                               39,067                 -
Net realized gain on investments                                                -            50,398
Net change in unrealized appreciation/depreciation on investments      38,849,938         2,092,971
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   49,152,378         2,224,700
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             (7,569,783)          (17,650)
   Class B                                                             (1,032,825)           (4,361)
   Class C                                                               (774,912)          (13,522)
   Class P                                                                   (174)              (10)
   Class Y                                                                      -               (19)
Net realized gain
   Class A                                                             (2,749,781)                -
   Class B                                                               (512,981)                -
   Class C                                                               (416,871)                -
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (13,057,327)          (35,562)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     285,106,739        49,586,654
Reinvestment of distributions                                          12,206,477            17,874
Cost of shares reacquired                                             (46,594,756)         (490,172)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                                                 250,718,460        49,114,356
===================================================================================================
NET INCREASE IN NET ASSETS                                            286,813,511        51,303,494
===================================================================================================
NET ASSETS:
Beginning of year                                                     207,511,268                 -
---------------------------------------------------------------------------------------------------
END OF YEAR                                                        $  494,324,779    $   51,303,494
===================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                $      512,633    $      284,681
===================================================================================================

* For the period June 23, 2003 (commencement of investment operations) to November 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year Ended November 30, 2003

                                                                                LIMITED DURATION
                                                                              U.S. GOV'T & GOV'T   U.S. GOV'T & GOV'T
                                                                 HIGH YIELD            SPONSORED            SPONSORED
INCREASE (DECREASE) IN NET ASSETS                                      FUND     ENTERPRISES FUND     ENTERPRISES FUND
OPERATIONS:
Net investment income                                        $   15,109,247   $        1,906,579   $       20,265,892
Net realized gain on investments, futures
   contracts and foreign currency related
   transactions                                                   4,902,602            2,115,886           28,331,862
Net change in unrealized appreciation/
   depreciation on investments and futures
   contracts and translation of assets and
   liabilities denominated in foreign currencies                 16,079,009           (1,168,193)         (16,581,456)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                               36,090,858            2,854,272           32,016,298
=====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                       (7,806,138)          (2,748,880)         (40,660,565)
   Class B                                                       (3,109,232)             (11,533)          (3,142,010)
   Class C                                                       (4,011,454)          (1,628,408)          (3,396,523)
   Class P                                                              (81)                   -                    -
   Class Y                                                         (165,925)                   -                    -
Net realized gain
   Class A                                                                -              (93,417)                   -
   Class C                                                                -              (80,226)                   -
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (15,092,830)          (4,562,464)         (47,199,098)
=====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                               151,124,995          190,678,162          161,992,279
Reinvestment of distributions                                     7,575,253            2,621,741           31,711,608
Cost of shares reacquired                                      (100,736,564)        (120,734,142)        (388,269,710)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                     57,963,684           72,565,761         (194,565,823)
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                            78,961,712           70,857,569         (209,748,623)
=====================================================================================================================
NET ASSETS:
Beginning of year                                               139,509,397          126,891,915        1,307,083,090
---------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                  $  218,471,109   $      197,749,484   $    1,097,334,467
=====================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                     $      682,182   $           (2,270)  $       (4,114,405)
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
BALANCED FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.58       $      9.67   $     10.80   $     11.64   $     12.34   $     12.87
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .18               .35           .42           .52           .58           .54

  Net realized and
    unrealized gain (loss)                    .33              1.04         (1.14)         (.26)         (.01)          .61
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .51              1.39          (.72)          .26           .57          1.15
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.18)             (.32)         (.41)         (.56)         (.60)         (.54)

  Paid-in capital                               -                 -             -          (.05)            -             -

  Net realized gain                             -(e)           (.16)            -          (.49)         (.67)        (1.14)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.18)             (.48)         (.41)        (1.10)        (1.27)        (1.68)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     10.91       $     10.58   $      9.67   $     10.80   $     11.64   $     12.34
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              4.81%(d)         15.19%        (6.76)%        2.24%         4.85%        10.01%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .19%*(d)          .40%          .38%          .32%          .36%          .25%

  Expenses, excluding waiver and
    expense reductions                        .48%*(d)         1.40%         1.39%         1.47%         1.51%         1.00%

  Net investment income                      1.66%(d)          3.50%         4.19%         4.72%         4.94%         4.41%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $   555,022       $   399,266   $   154,128   $    98,032   $    75,360   $    72,073

  Portfolio turnover rate                     .00%              .00%          .00%        30.69%         3.86%         8.30%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.57       $      9.67   $     10.79   $     11.63   $     12.32   $     12.86
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .15               .28           .36           .46           .53           .52

  Net realized and
    unrealized gain (loss)                    .33              1.05         (1.14)         (.28)         (.04)          .52
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .48              1.33          (.78)          .18           .49          1.04
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.15)             (.27)         (.34)         (.48)         (.51)         (.44)

  Paid-in capital                               -                 -             -          (.05)            -             -

  Net realized gain                             -(e)           (.16)            -          (.49)         (.67)        (1.14)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.15)             (.43)         (.34)        (1.02)        (1.18)        (1.58)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     10.90       $     10.57   $      9.67   $     10.79   $     11.63   $     12.32
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              4.51%(d)         14.40%        (7.32)%        1.54%         4.22%         9.03%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .51%*(d)         1.04%         1.00%         1.00%         1.00%         1.00%

  Expenses, excluding waiver and
    expense reductions                        .80%*(d)         2.04%         2.01%         2.15%         2.15%         1.75%

  Net investment income                      1.34%(d)          2.86%         3.57%         4.16%         4.52%         4.28%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    69,955       $    52,943   $    29,415   $    22,837   $    15,527   $    13,149

  Portfolio turnover rate                     .00%              .00%          .00%        30.69%         3.86%         8.30%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $     10.56       $      9.66   $     10.80   $     11.61   $     12.31   $     12.85
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .15               .28           .36           .45           .50           .52

  Net realized and
    unrealized gain (loss)                    .33              1.05         (1.14)         (.24)         (.02)          .52
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .48              1.33          (.78)          .21           .48          1.04
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.15)             (.27)         (.36)         (.48)         (.51)         (.44)

  Paid-in capital                               -                 -             -          (.05)            -             -

  Net realized gain                             -(e)           (.16)            -          (.49)         (.67)        (1.14)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.15)             (.43)         (.36)        (1.02)        (1.18)        (1.58)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $     10.89       $     10.56   $      9.66   $     10.80   $     11.61   $     12.31
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              4.54%(d)         14.39%        (7.33)%        1.81%         4.12%         9.03%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .51%*(d)         1.04%          .98%          .82%         1.00%         1.00%

  Expenses, excluding waiver and
    expense reductions                        .80%*(d)         2.04%         1.99%         1.97%         2.15%         1.75%

  Net investment income                      1.34%(d)          2.86%         3.59%         4.10%         4.28%         4.28%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    62,600       $    42,090   $    23,968   $    19,835   $    15,778   $    14,908

  Portfolio turnover rate                     .00%              .00%          .00%        30.69%         3.86%         8.30%

                       SEE NOTES TO FINANCIAL STATEMENTS.

BALANCED FUND

                                                                     SIX MONTHS
                                                                        ENDED          12/31/2002(c)
                                                                       5/31/04              TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.57       $       9.15
                                                                    ============       ============

Investment operations

  Net investment income(a)                                                   .18                .34

  Net realized and unrealized gain                                           .32               1.34
                                                                    ------------       ------------

    Total from investment operations                                         .50               1.68
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.18)              (.26)

  Net realized gain                                                            -(e)               -
                                                                    ------------       ------------

    Total distributions                                                     (.18)              (.26)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.89       $      10.57
                                                                    ============       ============

Total Return(b)                                                             4.76%(d)          18.69%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                          .23%*(d)+          .45%(d)+

  Expenses, excluding waiver and expense reductions                          .52%*(d)+         1.36%(d)+

  Net investment income                                                     1.62%(d)+          3.12%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          12/31/2002(c)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $         59       $         26

  Portfolio turnover rate                                                    .00%               .00%
===================================================================================================

+   The ratios have been determined on a Fund basis.
*   Does not include expenses of the underlying funds in which the Fund invests.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONVERTIBLE FUND

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.76       $      10.00
                                                                    ============       ============

  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations

  Net investment income(b)                                                   .02                .05

  Net realized and unrealized gain                                           .23                .75
                                                                    ------------       ------------

    Total from investment operations                                         .25                .80
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.12)              (.02)

  Net realized gain                                                         (.03)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.15)              (.02)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.86       $      10.76
                                                                    ============       ============

Total Return(c)                                                                                (.20)%(d)(e)

Total Return(c)                                                             2.39%(d)           7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                     .63%(d)            .56%(d)+

  Expenses, excluding expense reductions                                     .69%(d)           1.12%(d)+

  Net investment income                                                      .20%(d)            .50%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $     75,315       $     24,445

  Portfolio turnover rate                                                  43.08%             44.97%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)       11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.73       $      10.00
                                                                    ============       ============

  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations

  Net investment income (loss)(b)                                           (.01)               .02

  Net realized and unrealized gain                                           .22                .74
                                                                    ------------       ------------

    Total from investment operations                                         .21                .76
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.09)              (.01)

  Net realized gain                                                         (.03)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.12)              (.01)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.82       $      10.73
                                                                    ============       ============

Total Return(c)                                                                                (.20)%(d)(e)

Total Return(c)                                                             1.96%(d)           7.64%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                     .95%(d)            .84%(d)+

  Expenses, excluding expense reductions                                    1.01%(d)           1.42%(d)+

  Net investment income (loss)                                              (.12)%(d)           .22%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $     12,691       $      5,860

  Portfolio turnover rate                                                  43.08%             44.97%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.73       $      10.00
                                                                    ============       ============

  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations

  Net investment income (loss)(b)                                           (.01)               .02

  Net realized and unrealized gain                                           .22                .74
                                                                    ------------       ------------

    Total from investment operations                                         .21                .76
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.09)              (.01)

  Net realized gain                                                         (.03)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.12)              (.01)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.82       $      10.73
                                                                    ============       ============

Total Return(c)                                                                                (.20)%(d)(e)

Total Return(c)                                                             2.01%(d)           7.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                     .95%(d)            .84%(d)+

  Expenses, excluding expense reductions                                    1.01%(d)           1.42%(d)+

  Net investment income (loss)                                             (.12)%(d)            .22%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $     58,660       $     19,952

  Portfolio turnover rate                                                  43.08%             44.97%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.78       $      10.00
                                                                    ============       ============

  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations

  Net investment income(b)                                                   .02                .04

  Net realized and unrealized gain                                           .22                .77
                                                                    ------------       ------------

    Total from investment operations                                         .24                .81
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.11)              (.01)

  Net realized gain                                                         (.03)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.14)              (.01)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.88       $      10.78
                                                                    ============       ============

Total Return(c)                                                                                (.20)%(d)(e)

Total Return(c)                                                             2.28%(d)           8.13%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                     .68%(d)+           .60%(d)+

  Expenses, excluding expense reductions                                     .74%(d)+          1.18%(d)+

  Net investment income                                                      .15%(d)+           .45%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $         52       $         11

  Portfolio turnover rate                                                  43.08%             44.97%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONVERTIBLE FUND

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $      10.79       $      10.00
                                                                    ============       ============

  Unrealized depreciation on investments                                                       (.02)
                                                                                       ------------

NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                                   $       9.98
                                                                                       ============

Investment operations

  Net investment income(b)                                                   .04                .02

  Net realized and unrealized gain                                           .23                .81
                                                                    ------------       ------------

    Total from investment operations                                         .27                .83
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.14)              (.02)

  Net realized gain                                                         (.03)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.17)              (.02)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $      10.89       $      10.79
                                                                    ============       ============

Total Return(c)                                                                                (.20)%(d)(e)

Total Return(c)                                                             2.54%(d)           8.32%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                                     .45%(d)            .41%(d)+

  Expenses, excluding expense reductions                                     .51%(d)           1.02%(d)+

  Net investment income                                                      .36%(d)            .65%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          6/23/2003(a)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $      3,593       $      1,035

  Portfolio turnover rate                                                  43.08%             44.97%
===================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is 6/30/2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 11/30/2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.15       $      7.34   $      8.25   $      8.39   $      9.72   $     10.08
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .29               .62           .69           .79           .85           .83

  Net realized and
    unrealized gain (loss)                   (.17)              .82          (.83)         (.04)        (1.25)         (.34)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .12              1.44          (.14)          .75          (.40)          .49
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.31)             (.63)         (.73)         (.82)         (.93)         (.85)

  Paid-in capital                               -                 -          (.04)         (.07)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.31)             (.63)         (.77)         (.89)         (.93)         (.85)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $      7.96       $      8.15   $      7.34   $      8.25   $      8.39   $      9.72
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              1.44%(d)         20.51%        (1.66)%        9.14%        (4.60)%        4.99%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .59%(d)          1.22%         1.26%         1.33%          .86%          .46%(d)

  Expenses, excluding waiver and
    expense reductions                        .59%(d)          1.22%         1.26%         1.34%         1.37%         1.25%(d)

  Net investment income                      3.60%(d)          8.04%         9.04%         9.36%         9.18%         8.44%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $   102,464       $   108,520   $    70,289   $    31,066   $    17,496   $    14,133

  Portfolio turnover rate                   48.32%            72.69%        68.70%        93.11%        80.53%       109.57%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.12       $      7.31   $      8.22   $      8.37   $      9.70   $     10.08
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .27               .57           .64           .74           .79           .78

  Net realized and
    unrealized gain (loss)                   (.17)              .82          (.82)         (.05)        (1.24)         (.37)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .10              1.39          (.18)          .69          (.45)          .41
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.29)             (.58)         (.69)         (.77)         (.88)         (.79)

  Paid-in capital                               -                 -          (.04)         (.07)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.29)             (.58)         (.73)         (.84)         (.88)         (.79)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $      7.93       $      8.12   $      7.31   $      8.22   $      8.37   $      9.70
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              1.12%(d)         19.80%        (2.26)%        8.36%        (5.17)%        4.22%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .91%(d)          1.83%         1.85%         1.96%         1.48%          .90%(d)

  Expenses, excluding waiver and
    expense reductions                        .91%(d)          1.83%         1.85%         1.97%         1.99%         1.45%(d)

  Net investment income                      3.28%(d)          7.43%         8.45%         8.74%         8.57%         7.92%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    46,038       $    49,953   $    29,320   $    16,375   $     8,633   $     8,610

  Portfolio turnover rate                   48.32%            72.69%        68.70%        93.11%        80.53%       109.57%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.13       $      7.32   $      8.23   $      8.37   $      9.70   $     10.08
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .27               .57           .64           .74           .79           .78

  Net realized and
    unrealized gain (loss)                   (.18)              .82          (.82)         (.04)        (1.24)         (.37)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .09              1.39          (.18)          .70          (.45)          .41
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.29)             (.58)         (.69)         (.77)         (.88)         (.79)

  Paid-in capital                               -                 -          (.04)         (.07)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.29)             (.58)         (.73)         (.84)         (.88)         (.79)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $      7.93       $      8.13   $      7.32   $      8.23   $      8.37   $      9.70
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              1.08%(d)         19.83%        (2.25)%        8.48%        (5.17)%        4.21%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .91%(d)          1.83%         1.85%         1.96%         1.48%          .90%(d)

  Expenses, excluding waiver and
    expense reductions                        .91%(d)          1.83%         1.85%         1.97%         1.99%         1.45%(d)

  Net investment income                      3.28%(d)          7.43%         8.45%         8.71%         8.60%         7.92%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                     12/31/1998(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    43,455       $    57,621   $    38,592   $    17,621   $     5,717   $     5,945

  Portfolio turnover rate                   48.32%            72.69%        68.70%        93.11%        80.53%       109.57%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                                                     SIX MONTHS
                                                                        ENDED          12/31/2002(c)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       8.15       $       7.37
                                                                    ============       ============

Investment operations

  Net investment income(a)                                                   .29                .58

  Net realized and unrealized gain (loss)                                   (.17)               .72
                                                                    ------------       ------------

    Total from investment operations                                         .12               1.30
                                                                    ------------       ------------

Distributions to shareholders from

  Net investment income                                                     (.31)              (.52)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $       7.96       $       8.15
                                                                    ============       ============

Total Return(b)                                                             1.41%(d)          18.25%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                          .64%(d)+          1.17%(d)+

  Expenses, excluding waiver and expense reductions                          .64%(d)+          1.17%(d)+

  Net investment income                                                     3.55%(d)+          7.30%(d)+

                                                                     SIX MONTHS
                                                                        ENDED          12/31/2002(c)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)        11/30/2003
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $          1       $          1

  Portfolio turnover rate                                                  48.32%             72.69%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      5/4/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
                                      (UNAUDITED)          2003          2002          2001          2000       11/30/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      8.11       $      7.30   $      8.21   $      8.38   $      9.73   $     10.36
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .31               .65           .69           .81           .88           .55

  Net realized and
    unrealized gain (loss)                   (.17)              .81          (.80)         (.06)        (1.25)         (.62)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                              .14              1.46          (.11)          .75          (.37)         (.07)
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.33)             (.65)         (.75)         (.85)         (.98)         (.56)

  Paid-in capital                               -                 -          (.05)         (.07)            -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.33)             (.65)         (.80)         (.92)         (.98)         (.56)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $      7.92       $      8.11   $      7.30   $      8.21   $      8.38   $      9.73
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              1.62%(d)         20.99%        (1.30)%        9.18%        (4.31)%        (.59)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .41%(d)           .83%          .85%          .96%          .48%          .00%(d)

  Expenses, excluding waiver and
    expense reductions                        .41%(d)           .83%          .85%          .97%          .99%          .51%(d)

  Net investment income                      3.78%(d)          8.43%         9.45%         9.75%         9.49%         5.59%(d)

                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 11/30                      5/4/1999(c)
                                       5/31/2004        -----------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000       11/30/1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $     2,260       $     2,376   $     1,308   $         1   $         1   $         1

  Portfolio turnover rate                   48.32%            72.69%        68.70%        93.11%        80.53%       109.57%
===========================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
                                      (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      4.52       $      4.54   $      4.48   $      4.45   $      4.34   $      4.46
                                      ===========       ===========   ===========   ===========   ===========   ===========

Investment operations

  Net investment income(a)                    .04               .06(c)        .12           .19(c)        .27(c)        .27

  Net realized and
    unrealized gain (loss)                   (.05)              .05           .13           .17           .08          (.15)
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total from investment
      operations                             (.01)              .11           .25           .36           .35           .12
                                      -----------       -----------   -----------   -----------   -----------   -----------

Distributions to shareholders from:

  Net investment income                      (.06)             (.12)         (.19)         (.33)         (.24)         (.24)

  Net realized gain                          (.05)             (.01)            -             -             -             -
                                      -----------       -----------   -----------   -----------   -----------   -----------

    Total distributions                      (.11)             (.13)         (.19)         (.33)         (.24)         (.24)
                                      -----------       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $      4.40       $      4.52   $      4.54   $      4.48   $      4.45   $      4.34
                                      ===========       ===========   ===========   ===========   ===========   ===========

Total Return(b)                              (.08)%(d)         2.42%         5.59%         8.27%         8.03%         3.05%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                        .57%(d)           .98%          .78%          .94%          .29%          .32%

  Expenses, excluding waiver and
    expense reductions                        .57%(d)           .98%          .78%          .95%          .91%         1.00%

  Net investment income                       .90%(d)          1.30%         2.72%         4.30%         6.27%         6.21%

                                      SIX MONTHS
                                         ENDED                                   YEAR ENDED 11/30
                                       5/31/2004        -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $    92,542       $   109,515   $    67,234   $    26,380   $     9,312   $    10,320

  Portfolio turnover rate                  172.71%           463.24%       360.66%       564.26%       448.04%       310.16%
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                                                     SIX MONTHS
                                                                        ENDED           5/2/2003(e)
                                                                      5/31/2004             TO
                                                                     (UNAUDITED)        11/30/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $       4.53       $       4.58
                                                                    ============       ============

Investment operations

  Net investment income(a)                                                   .03                .01(c)

  Net realized and unrealized loss                                          (.05)              (.02)
                                                                    ------------       ------------

    Total from investment operations                                        (.02)              (.01)
                                                                    ------------       ------------

Distributions to shareholders from:

  Net investment income                                                     (.05)              (.04)

  Net realized gain                                                         (.05)                 -
                                                                    ------------       ------------

    Total distributions                                                     (.10)              (.04)
                                                                    ------------       ------------
NET ASSET VALUE, END OF PERIOD                                      $       4.41       $       4.53
                                                                    ============       ============

Total Return(b)                                                             (.41)%(d)          (.14)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                          .87%(d)           1.00%(d)

  Expenses, excluding waiver and expense reductions                          .87%(d)           1.00%(d)

  Net investment income                                                      .60%(d)+           .33%(d)+

                                                                     SIX MONTHS
                                                                        ENDED           5/2/2003(e)
                                                                      5/31/2004             TO
SUPPLEMENTAL DATA:                                                   (UNAUDITED)         11/30/03
---------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                   $      6,118       $      2,826

  Portfolio turnover rate                                                 172.71%            463.24%
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED 11/30
                                       5/31/2004      ------------------------------------------------------------
                                      (UNAUDITED)       2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   4.55      $   4.57     $   4.51     $   4.44     $   4.33     $   4.47
                                        ========      ========     ========     ========     ========     ========

Investment operations

  Net investment income(a)                   .03           .03(c)       .08          .14(c)       .23(c)       .23

  Net realized and
    unrealized gain (loss)                  (.05)          .06          .12          .17          .08         (.17)
                                        --------      --------     --------     --------     --------     --------

    Total from investment
      operations                            (.02)          .09          .20          .31          .31          .06
                                        --------      --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                     (.05)         (.10)        (.14)        (.24)        (.20)        (.20)

  Net realized gain                         (.05)         (.01)           -            -            -            -
                                        --------      --------     --------     --------     --------     --------

    Total distributions                     (.10)         (.11)        (.14)        (.24)        (.20)        (.20)
                                        --------      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD          $   4.43      $   4.55     $   4.57     $   4.51     $   4.44     $   4.33
                                        ========      ========     ========     ========     ========     ========

Total Return(b)                             (.40)%(d)     1.67%        4.57%        7.12%        7.23%        1.33%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                       .87%(d)      1.71%        1.76%        1.94%        1.29%        1.29%

  Expenses, excluding waiver and
    expense reductions                       .87%(d)      1.71%        1.76%        1.95%        1.91%        1.97%

  Net investment income                      .60%(d)       .57%        1.74%        2.91%        5.35%        5.30%

                                       SIX MONTHS
                                         ENDED                             YEAR ENDED 11/30
                                       5/31/2004     ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)      2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                 $ 67,949     $ 85,408     $ 59,658     $ 25,506     $  4,167     $  5,929

  Portfolio turnover rate                 172.71%      463.24%      360.66%      564.26%      448.04%      310.16%
=================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Interest expense is less than $.01.
(d) Not annualized.
(e) Commencement of offering of class shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                       SIX MONTHS
                                         ENDED                             YEAR ENDED 11/30
                                       5/31/2004     ------------------------------------------------------------
                                      (UNAUDITED)      2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   2.61     $   2.64     $   2.59     $   2.51     $   2.45     $   2.64
                                        ========     ========     ========     ========     ========     ========

Investment operations

  Net investment income(a)                   .03          .05(c)       .08          .12(c)       .14(c)       .15

  Net realized and
    unrealized gain (loss)                  (.03)         .02          .10          .12          .08         (.18)
                                        --------     --------     --------     --------     --------     --------

    Total from investment
      operations                               -          .07          .18          .24          .22         (.03)
                                        --------     --------     --------     --------     --------     --------

Distributions to shareholders
  from net investment income                (.05)        (.10)        (.13)        (.16)        (.16)        (.16)
                                        --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD          $   2.56     $   2.61     $   2.64     $   2.59     $   2.51     $   2.45
                                        ========     ========     ========     ========     ========     ========

Total Return(b)                             (.07)%(d)    2.80%        7.00%        9.62%        8.68%        (.72)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                       .54%(d)     1.09%        1.09%        1.09%        1.11%        1.02%

  Expenses, excluding waiver and
    expense reductions                       .54%(d)     1.09%        1.09%        1.10%        1.12%        1.02%

  Net investment income                     1.10%(d)     1.74%        3.05%        4.76%        5.75%        6.07%

                                       SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30
                                       5/31/2004    -------------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)      2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)               $   840,781   $   929,392   $ 1,097,968   $ 1,093,286   $ 1,126,887   $ 1,354,030

  Portfolio turnover rate                  422.70%       667.87%       560.84%       688.68%       406.10%       396.37%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED 11/30
                                       5/31/2004      ------------------------------------------------------------
                                      (UNAUDITED)       2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   2.60      $   2.64     $   2.59     $   2.52     $   2.45     $   2.64
                                        ========      ========     ========     ========     ========     ========

Investment operations

  Net investment income(a)                   .02           .03(c)       .06          .10(c)       .12(c)       .14

  Net realized and
    unrealized gain (loss)                  (.02)          .02          .10          .11          .09         (.19)
                                        --------      --------     --------     --------     --------     --------

    Total from investment
      operations                               -           .05          .16          .21          .21         (.05)
                                        --------      --------     --------     --------     --------     --------

Distributions to shareholders
  from net investment income                (.04)         (.09)        (.11)        (.14)        (.14)        (.14)
                                        --------      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD          $   2.56      $   2.60     $   2.64     $   2.59     $   2.52     $   2.45
                                        ========      ========     ========     ========     ========     ========

Total Return(b)                             (.04)%(d)     1.78%        6.42%        8.56%        8.39%       (1.43)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                       .86%(d)      1.72%        1.70%        1.70%        1.76%        1.69%

  Expenses, excluding waiver and
    expense reductions                       .86%(d)      1.72%        1.70%        1.71%        1.77%        1.69%

  Net investment income                      .78%(d)      1.10%        2.44%        4.00%        5.10%        5.33%

                                       SIX MONTHS
                                         ENDED                             YEAR ENDED 11/30
                                       5/31/2004     ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)      2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                 $ 65,794     $ 78,894     $ 97,262     $ 56,264     $ 30,250     $ 33,181

  Portfolio turnover rate                 422.70%      667.87%      560.84%      688.68%      406.10%      396.37%
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED 11/30
                                       5/31/2004      ------------------------------------------------------------
                                      (UNAUDITED)       2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $   2.61      $   2.65     $   2.60     $   2.52     $   2.45     $   2.65
                                        ========      ========     ========     ========     ========     ========

Investment operations

  Net investment income(a)                   .02           .03(c)       .06          .11(c)       .13(c)       .14

  Net realized and
    unrealized gain (loss)                  (.02)          .02          .10          .11          .08         (.20)
                                        --------      --------     --------     --------     --------     --------

    Total from investment
      operations                               -           .05          .16          .22          .21         (.06)
                                        --------      --------     --------     --------     --------     --------

Distributions to shareholders
  from net investment income                (.04)         (.09)        (.11)        (.14)        (.14)        (.14)
                                        --------      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD          $   2.57      $   2.61     $   2.65     $   2.60     $   2.52     $   2.45
                                        ========      ========     ========     ========     ========     ========

Total Return(b)                             (.03)%(d)     1.75%        6.36%        8.93%        8.38%       (1.80)%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                       .86%(d)      1.72%        1.68%        1.70%        1.76%        1.64%

  Expenses, excluding waiver and
    expense reductions                       .86%(d)      1.72%        1.68%        1.71%        1.77%        1.64%

  Net investment income                      .78%(d)      1.11%        2.46%        4.14%        5.15%        5.46%

                                       SIX MONTHS
                                         ENDED                             YEAR ENDED 11/30
                                       5/31/2004     ------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)      2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                 $ 78,192     $ 89,048     $111,853     $101,476     $ 93,163     $118,379

  Portfolio turnover rate                 422.70%      667.87%      560.84%      688.68%      406.10%      396.37%
=================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Interest expense is less than $.01.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"); Balanced Series ("Balanced Fund"), Class A, B, C and P shares; Lord Abbett Convertible Fund ("Convertible Fund"), Class A, B, C, P and Y shares, Lord Abbett High Yield Fund ("High Yield Fund"), Class A, B, C, P and Y shares; Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), Class A, B, C and P shares; and U.S. Government Securities & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Class A, B, C and P shares. As of the date of this report, no P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Balanced Fund's investment objective is current income and capital growth. Balanced Fund invests in other mutual funds ("Underlying Funds") managed by Lord Abbett. Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and government sponsored enterprises securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

(g) FOREIGN TRANSACTIONS-The books and records of High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.

     A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in the net unrealized appreciation (depreciation) on investments, futures contracts and translations of assets and liabilities denominated in foreign currencies in the Statement of Assets and Liabilities. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on the Statement of Operations.

     As of May 31, 2004, there are no forward foreign currency exchange contracts outstanding.

(i) FUTURES CONTRACTS-Each Fund may purchase or sell futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(k) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(l) INFLATION-INDEXED BONDS-Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically for inflation. The interest rate on these bonds is generally fixed upon issuance at a rate lower than other bonds. Over the life of an inflation-indexed bond, interest is paid based on the adjusted principal.

(m) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Convertible Fund that will be reimbursed by the Fund in the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations.

(n) STRUCTURED SECURITIES-High Yield Fund may invest in high yield structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the "Reference"), or to relative changes in two or more references. The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Trust has a management agreement with Lord Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                                                 MANAGEMENT FEES
--------------------------------------------------------------------------------
Balanced Fund                                                                .10%(1)(4)
Convertible Fund                                                             .70%(2)
High Yield Fund                                                              .60%
Limited Duration Fund                                                        .50%
U.S. Government Fund                                                         .50%(3)

(1) Rate change effective April 1, 2004. Prior to April 1, 2004, the management fee was based on average daily net assets at an annual rate of .75%.

(2) The management fee for Convertible Fund is based on average daily net assets at the following annual rates:

----------------------------------
First $1 billion              .70%
Next $1 billion               .65%
Over $2 billion               .60%

(3) The management fee for U.S. Government Fund is reduced to .45% for average daily net assets in excess of $3 billion.

(4) For the six months ended May 31, 2004, Lord Abbett voluntarily waived all of its management fee. Lord Abbett may stop waiving its management fee at any time.

Lord Abbett is currently reimbursing expenses for Convertible Fund to the extent necessary to maintain total annual operating expenses for Class A at 1.30%, Classes B and C at 1.95%, Class P at 1.40%, and Class Y at .95%. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Balanced Fund has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, fund administration fees, and distribution and service fees) of Balanced Fund in proportion to the average daily value of total Underlying Fund shares owned by Balanced Fund.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------
Service                 .25%              .25%            .25%             .20%
Distribution            .10%(1)           .75%            .75%             .25%

(1) In addition, Balanced Fund, Convertible Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund pay a one-time distribution fee of up to 1%, 1%, .75% and 1%, respectively, on certain qualifying purchases, which is generally amortized over a two-year period. Balanced Fund, Convertible Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund collected $3,513, $341, $18,406, $13,097, and $23,204, respectively, of CDSCs during the six months ended May 31, 2004.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2004:

                                                      DISTRIBUTOR       DEALERS'
                                                      COMMISSIONS    CONCESSIONS
--------------------------------------------------------------------------------
Balanced Fund                                         $   709,154    $ 3,739,627
Convertible Fund                                          103,601        530,677
High Yield Fund                                            60,820        300,133
Limited Duration Fund                                      26,107        114,716
U.S. Government Fund                                       41,382        213,540

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for U.S. Government Fund and Limited Duration Fund, declared and paid monthly for Balanced Fund and High Yield Fund and declared and paid quarterly for the Convertible Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2004 and the fiscal year ended November 30, 2003 are as follows:

                                        BALANCED FUND                 CONVERTIBLE FUND
--------------------------------------------------------------------------------------------
                                   05/31/2004      11/30/2003     05/31/2004      11/30/2003
                                  (UNAUDITED)                    (UNAUDITED)
--------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                   $ 9,302,917    $  9,377,694    $ 1,037,621    $     35,562
Net long-term capital gains            39,256       3,679,633              -               -
--------------------------------------------------------------------------------------------
   Total distributions paid       $ 9,342,173    $ 13,057,327    $ 1,037,621    $     35,562
============================================================================================

                                        HIGH YIELD FUND              LIMITED DURATION FUND
--------------------------------------------------------------------------------------------
                                   05/31/2004      11/30/2003     05/31/2004      11/30/2003
                                  (UNAUDITED)                    (UNAUDITED)
--------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                   $ 7,974,836    $ 15,092,830    $ 4,320,024    $  4,562,464
Net long-term capital gains                 -               -        195,568               -
--------------------------------------------------------------------------------------------
   Total distributions paid       $ 7,974,836    $ 15,092,830    $ 4,515,592    $  4,562,464
============================================================================================

                                      U.S. GOVERNMENT FUND
-------------------------------------------------------------
                                   05/31/2004      11/30/2003
                                  (UNAUDITED)
-------------------------------------------------------------
Distributions paid from:
Ordinary income                  $ 19,018,473    $ 47,199,098
-------------------------------------------------------------
   Total distributions paid      $ 19,018,473    $ 47,199,098
=============================================================

As of November 30, 2003, the capital loss carryforwards along with the related expiration dates were as follows:

                                 2004          2005       2006          2007          2008         2009         2010          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund         $           -  $          -  $ 363,702  $    442,486  $  1,202,023  $ 1,730,547  $ 6,433,594  $  10,172,352
U.S. Government Fund      135,807,633    43,030,400          -    42,258,127    15,472,949            -            -    236,569,109

As of May 31, 2004, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                                        GROSS            GROSS              NET
                                                   UNREALIZED       UNREALIZED       UNREALIZED
                                     TAX COST            GAIN             LOSS    SECURITY GAIN
-----------------------------------------------------------------------------------------------
Balanced Fund                 $   674,236,489    $ 24,093,292    $  (3,322,653)   $  20,770,639
Convertible Fund                  148,297,072       3,844,772       (3,527,021)         317,751
High Yield Fund                   186,396,963       7,471,548       (5,145,805)       2,325,743
Limited Duration Fund             197,626,199         275,928       (5,326,726)      (5,050,798)
U.S. Government Fund            1,577,440,197       6,963,046      (52,592,872)     (45,629,826)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2004, the value of securities loaned for U.S. Government Fund was $250,077,643. These loans are collateralized by cash of $213,148,718, which is invested in a restricted money market account, and securities of $42,599,665, for a total of $255,748,383. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $18,255 for the six months ended May 31, 2004, which are netted against securities lending income on the Statement of Operations.

As of May 31, 2004, there were no securities on loan and there was no activity during the six months ended May 31, 2004 for Balanced Fund, Convertible Fund, High Yield Fund and Limited Duration Fund.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2004 are as follows:

                                         U.S.        NON-U.S.              U.S.         NON-U.S.
                                   GOVERNMENT      GOVERNMENT        GOVERNMENT       GOVERNMENT
                                   PURCHASES*       PURCHASES            SALES*            SALES
------------------------------------------------------------------------------------------------
Balanced Fund                               -   $ 188,844,116                 -                -
Convertible Fund                            -     132,595,033                 -    $  39,085,084
High Yield Fund                             -      99,893,860                 -      121,604,731
Limited Duration Fund         $   236,295,042      19,136,090   $   288,450,610        1,822,923
U.S. Government Fund            4,455,073,245               -     4,403,077,890                -

* Includes U.S. government sponsored enterprises securities.

The U.S. Government Fund had the following futures obligations at May 31, 2004:

                                                                                      UNREALIZED
TYPE                  EXPIRATION    CONTRACTS      POSITION      MARKET VALUE       APPRECIATION
------------------------------------------------------------------------------------------------
U.S. 10 Year Note      June 2004           30         Short     $  (3,296,250)      $      1,256
U.S. 5 Year Note       June 2004          275         Short       (30,129,688)         1,142,109

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.   LINE OF CREDIT

High Yield Fund and Convertible Fund, along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. As of May 31, 2004 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2004.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

In addition, Balanced Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings of the Underlying Funds and of the Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities which present increased market, liquidity, currency, political and other risks.

High Yield Fund may invest up to 5% of its net assets in high yield structured securities. A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. A Fund could lose more than the principal amount invested.

Limited Duration and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such secruties may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterpises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                    SIX MONTHS ENDED                       YEAR ENDED
BALANCED FUND                               MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                             14,835,493   $   163,413,115     24,176,993   $   239,344,443
Reinvestment of distributions              692,547         7,612,573      1,046,374        10,024,231
Shares reacquired                       (2,414,393)      (26,573,540)    (3,413,264)      (33,000,015)
-----------------------------------------------------------------------------------------------------
Increase                                13,113,647   $   144,452,148     21,810,103   $   216,368,659
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              1,725,846   $    19,015,673      2,413,874   $    23,525,855
Reinvestment of distributions               61,342           673,521        135,524         1,290,414
Shares reacquired                         (379,438)       (4,175,839)      (583,987)       (5,579,323)
-----------------------------------------------------------------------------------------------------
Increase                                 1,407,750   $    15,513,355      1,965,411   $    19,236,946
-----------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              2,173,498   $    23,928,959      2,250,396   $    22,212,040
Reinvestment of distributions               41,926           460,075         93,964           891,657
Shares reacquired                         (453,320)       (4,979,609)      (841,587)       (8,015,418)
-----------------------------------------------------------------------------------------------------
Increase                                 1,762,104   $    19,409,425      1,502,773   $    15,088,279
-----------------------------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                   NOVEMBER 30, 2003*
-----------------------------------------------------------------------------------------------------
CLASS P SHARES
Shares sold                                  2,889   $        31,691          2,408   $        24,401
Reinvestment of distributions                   70               767             18               175
-----------------------------------------------------------------------------------------------------
Increase                                     2,959   $        32,458          2,426   $        24,576
-----------------------------------------------------------------------------------------------------

* For the period December 31, 2002 (commencement of offering of class shares) to November 30, 2003.

                                                    SIX MONTHS ENDED                     PERIOD ENDED
CONVERTIBLE FUND                            MAY 31, 2004 (UNAUDITED)              NOVEMBER 30, 2003**
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              5,240,939   $    57,981,106      2,299,364   $    23,683,939
Reinvestment of distributions               37,239           402,944          1,145            11,740
Shares reacquired                         (611,951)       (6,692,922)       (29,156)         (304,648)
-----------------------------------------------------------------------------------------------------
Increase                                 4,666,227   $    51,691,128      2,271,353   $    23,391,031
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                643,897   $     7,078,487        547,701   $     5,599,233
Reinvestment of distributions                3,319            35,815            169             1,722
Shares reacquired                          (21,016)         (230,172)        (1,694)          (17,874)
-----------------------------------------------------------------------------------------------------
Increase                                   626,200   $     6,884,130        546,176   $     5,583,081
-----------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              3,718,403   $    41,044,571      1,875,881   $    19,283,482
Reinvestment of distributions               11,098           119,782            429             4,383
Shares reacquired                         (166,121)       (1,819,995)       (16,351)         (167,650)
-----------------------------------------------------------------------------------------------------
Increase                                 3,563,380   $    39,344,358      1,859,959   $    19,120,215
-----------------------------------------------------------------------------------------------------

CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                  3,776   $        42,493          1,000   $        10,000
Reinvestment of distributions                   13               146              1                10
-----------------------------------------------------------------------------------------------------
Increase                                     3,789   $        42,639          1,001   $        10,010
-----------------------------------------------------------------------------------------------------

CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                231,430   $     2,549,836         95,967   $     1,010,000
Reinvestment of distributions                2,629            28,505              2                19
-----------------------------------------------------------------------------------------------------
Increase                                   234,059   $     2,578,341         95,969   $     1,010,019
-----------------------------------------------------------------------------------------------------

** For the period June 23, 2003 (commencement of investment operations) to November 30, 2003.

                                                    SIX MONTHS ENDED                       YEAR ENDED
HIGH YIELD FUND                             MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              2,852,908   $    23,446,530     11,278,423   $    86,372,874
Reinvestment of distributions              360,920         2,953,321        613,482         4,730,731
Shares reacquired                       (3,657,632)      (29,918,723)    (8,150,530)      (63,530,014)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                       (443,804)  $    (3,518,872)     3,741,375   $    27,573,591
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                695,720   $     5,703,237      2,983,608   $    22,685,019
Reinvestment of distributions               99,327           810,863        177,481         1,364,695
Shares reacquired                       (1,141,693)       (9,265,726)    (1,020,676)       (7,871,666)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                       (346,646)  $    (2,751,626)     2,140,413   $    16,178,048
-----------------------------------------------------------------------------------------------------

CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              1,039,316   $     8,517,045      5,196,264   $    39,538,314
Reinvestment of distributions               91,267           745,492        170,400         1,313,823
Shares reacquired                       (2,740,972)      (22,340,021)    (3,548,650)      (27,511,592)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                     (1,610,389)  $   (13,077,484)     1,818,014   $    13,340,545
-----------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                     PERIOD ENDED
                                            MAY 31, 2004 (UNAUDITED)               NOVEMBER 30, 2003+
-----------------------------------------------------------------------------------------------------
CLASS P SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------

Shares sold                                      -   $             -         135.72   $         1,000
Reinvestment of distributions                 5.53                46          10.55                82
-----------------------------------------------------------------------------------------------------
Increase                                      5.53   $            46         146.27   $         1,082
-----------------------------------------------------------------------------------------------------

+ For the period December 31, 2002 (commencement of offering of class shares) to November 30, 2003.

CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                                 57,576   $       471,400        325,501   $     2,527,788
Reinvestment of distributions               12,258            99,842         21,607           165,922
Shares reacquired                          (77,520)         (629,831)      (233,266)       (1,823,292)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                         (7,686)  $       (58,589)       113,842   $       870,418
-----------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                       YEAR ENDED
LIMITED DURATION FUND                       MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              5,899,847   $    26,400,173     26,521,287   $   121,107,853
Reinvestment of distributions              430,256         1,927,319        429,507         1,957,704
Shares reacquired                       (9,518,190)      (42,655,418)   (17,535,048)      (79,876,430)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                     (3,188,087)  $   (14,327,926)     9,415,746   $    43,189,127
-----------------------------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                   NOVEMBER 30, 2003+
-----------------------------------------------------------------------------------------------------
CLASS B SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                                977,915   $     4,362,566        674,056   $     3,055,676
Reinvestment of distributions                6,986            31,340            648             2,938
Shares reacquired                         (221,223)         (991,096)       (50,466)         (228,907)
-----------------------------------------------------------------------------------------------------
Increase                                   763,678   $     3,402,810        624,238   $     2,829,707
-----------------------------------------------------------------------------------------------------

+ For the period May 2, 2003 (commencement of offering of class shares) to November 30, 2003.

                                                    SIX MONTHS ENDED                       YEAR ENDED
                                            MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS C SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              2,600,542   $    11,728,013     14,464,108   $    66,514,633
Reinvestment of distributions              176,883           797,681        144,112           661,099
Shares reacquired                       (6,207,115)      (28,015,351)    (8,890,137)      (40,628,805)
-----------------------------------------------------------------------------------------------------
Increase (decrease)                     (3,429,690)  $   (15,489,657)     5,718,083   $    26,546,927
-----------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                       YEAR ENDED
U.S. GOVERNMENT FUND                        MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              6,543,989   $    17,170,349     44,311,090   $   117,829,690
Reinvestment of distributions            4,473,895        11,698,666     10,726,412        28,421,331
Shares reacquired                      (39,669,445)     (103,850,486)  (114,150,238)     (302,178,517)
-----------------------------------------------------------------------------------------------------
Decrease                               (28,651,561)  $   (74,981,471)   (59,112,736)  $  (155,927,496)
-----------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                              1,416,727   $     3,720,023     10,129,314   $    26,977,356
Reinvestment of distributions              225,760           589,581        651,526         1,726,034
Shares reacquired                       (6,254,364)      (16,328,074)   (17,330,133)      (45,768,811)
-----------------------------------------------------------------------------------------------------
Decrease                                (4,611,877)  $   (12,018,470)    (6,549,293)  $   (17,065,421)
-----------------------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                       YEAR ENDED
                                            MAY 31, 2004 (UNAUDITED)                NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------------------
CLASS C SHARES                              SHARES            AMOUNT         SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                              1,259,394   $     3,317,963      6,444,912   $    17,185,233
Reinvestment of distributions              228,591           599,261        588,605         1,564,243
Shares reacquired                       (5,150,160)      (13,540,362)   (15,195,437)      (40,322,382)
-----------------------------------------------------------------------------------------------------
Decrease                                (3,662,175)  $    (9,623,138)    (8,161,920)  $   (21,572,906)
-----------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Trust's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]


                                                             Lord Abbett Investment Trust
       This report when not used for the general                   Balanced Series
     information of shareholders of the Fund, is to                Lord Abbett Convertible Fund
     be distributed only if preceded or accompanied                Lord Abbett High Yield Fund
             by a current Fund Prospectus.                         Lord Abbett Limited Duration U.S. Government &
                                                                     Government Sponsored Enterprises Fund
   Lord Abbett Mutual Fund shares are distributed by:              Lord Abbett U.S. Government & Government            LAIT-3-5/04
              Lord Abbett Distributor LLC                            Sponsored Enterprises Fund                             (7/04)
 90 Hudson Street - Jersey City, New Jersey 07302-3973

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
  CORE FIXED INCOME FUND
  TOTAL RETURN FUND

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT INVESTMENT TRUST SEMI-ANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND
FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Core Fixed Income and Total Return Funds (the Funds') strategies and performance for the six-month period ended May 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: During the period, data confirmed the U.S. economy's transition from a jobless, low-inflation recovery to an expansion--the latter attended by healthy job gains, diminishing excess capacity and rising prices. The bond market, however, focused on evidence of gathering inflation and pressured market rates higher, even before the Federal Reserve Board (the Fed) took action on June 30, raising its fed funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight.) The real fed funds rate, however, i.e. adjusted for inflation was negative reflecting the fact that monetary policy is still very accommodative.

    As Treasury rates rose, the impact on non-Treasury bonds was mixed. The yield spread (difference in yields) between Treasuries and the mortgage-backed security (MBS) market increased in the last half of the period as the specter of higher rates elevated risk in the MBS market. (As rates rise, mortgage holders have less incentive to prepay; this locks MBS investors into lower rates just as more attractive reinvestment opportunities are appearing.) Investment-grade corporate-bond valuation was mixed. As the economy improves, some individual companies will benefit from the growth, improving their creditworthiness. Those with very high borrowing levels may do less well as their cost of capital increases.

    The non-traditional sectors, high-yield bonds and emerging-market debt, responded differently to the U.S. rate increase. Emerging market bonds, perceived to be borrowers at the margin, suffered relative to Treasuries. High-yield bonds improved relative to Treasuries, reflecting the historical tendency of high-yield issuers to benefit from improving economic fundamentals.

--------------------------------------------------------------------------------

Q: HOW DID THE FUNDS PERFORM OVER THE SIX-MONTH PERIOD ENDED MAY 31, 2004?

A: For the six-month period ended May 31, 2004, Core Fixed Income Fund Class A shares returned 0.3% and Total Return Fund Class A shares returned 0.4%, both reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested. Their peer group, the Lipper Intermediate Investment Grade Debt Funds Average,(1) returned 0.4% and their benchmark, the Lehman Aggregate Bond Index,(2) returned 0.6% for the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of May 31, 2004 are Core-Fixed Income Fund: 1 Year: -5.71% and Since Inception (08/31/00): 5.96% and Total Return Fund 1 Year: -4.93% and Since Inception (08/31/00): 6.12%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: As we have entered a period of rising rates, coupon income for the Funds was nearly offset by price declines. Contributing to performance was the maturity structure of the portfolios. The portfolios maintained their emphasis relative to their benchmark on long-term maturities, such as 20-30 year bonds, with underweight positions in short and intermediate-term maturities. As the Fed raises rates, we believe shorter maturity yields will rise more than the yields on longer-term debt.

    The portfolios' positions in most sectors were defensive, as compensation for risk remained low by historical measures. In particular, we maintained an underweight position in MBS, focusing on higher-coupon issues (which generally do better in a rising interest-rate environment) instead of lower-coupon issues. As MBS outperformed Treasuries during the period, performance might have been better had the portfolios owned more MBS positions overall.

    Returns were mixed in the corporate bond sector. Although underweight relative to the benchmark overall, the Funds were positioned to benefit from companies whose business improves as the economy grows, such as paper and commodity

--------------------------------------------------------------------------------

producers. We maintained an underweight in expensive sub-sectors, such as supranational issues and high-quality sovereign debt. Moreover, at period end, the portfolios were underweight industries with significant exposure to rising rates, such as banks and insurance companies.

    In the Total Return Fund, defensive emerging-market allocations helped performance as the portfolio began the period underweight and then reduced positions further. Additionally, as oil soared, the portfolio was underweight oil-importing countries in Asia yet held positions in oil exporters such as Russia and Mexico.

    High-yield sector allocations in the Total Return Fund did well but, since the portfolio was underweight the sector, the Fund's performance did not keep up with that of the market as a whole. Given low excess yields, and anticipating the Fed rate hike, portfolio positions in lower credit quality companies were lightened, as were positions in rate-sensitive and oil-sensitive issuers in the utility and airline industries. Retained were higher-rated credits and cyclical companies including chemical and steel manufacturers.

    THE FUNDS' PORTFOLIOS ARE ACTIVELY MANAGED AND, THEREFORE, THEIR HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT EACH FUND INCLUDING THESE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

(1) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.
(2) The Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' Prospectuses.

PERFORMANCE: Because of ongoing market volatility, each Fund's performance may be subject to substantial fluctuation. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
CORE FIXED INCOME FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.48%

ASSET-BACKED SECURITIES 16.04%

American Express Credit 1999-5 B                            1.58%#    2/15/2007  $        200  $    200,195
American Express Credit 2000-2 A                           1.265%#    9/17/2007           430       430,771
American Express Master Trust 2002-1 A                      1.17%#   12/15/2005           210       210,289
Capital Auto Rec. Asset Trust 2002-2 A3                     3.82%     7/15/2005           245       246,489
Chase Funding Mortgage Loan 2003-4 2A1                      1.22%#    2/25/2021           300       299,843
Chase Manhattan Auto Owner Tr. 2002-A A3                    3.49%     3/15/2006           198       198,487
Citibank Credit Card Master 1997-6 A PO              Zero Coupon      8/15/2006           700       697,922
Citibank Credit Card Master 1997-6 B PO              Zero Coupon      8/15/2006           100        99,825
Citifinancial Mortgage Sec., Inc. 2004-1 AF1                1.19%#    4/25/2034           327       327,442
Comed Transitional Funding 1998-1 A5                        5.44%     3/25/2007           227       231,222
Countrywide Asset-Backed Cert. 2003-4 A1                    1.23%#   10/25/2019           138       138,444
Daimler Chrysler Auto Trust 2001-A A4                       5.40%      3/6/2006           354       357,499
Discover Card Master Trust I 1999-5 A                       1.28%#   12/18/2006           950       950,624
Discover Card Master Trust I 2002-1 A                       1.17%#    7/15/2007           370       370,389
First USA Credit Card MT 1997-7 A                          1.198%#    5/17/2007         1,000     1,000,850
Honda Auto Receivables Owner 2002-1 A3                      3.50%    10/17/2005            39        39,660
Honda Auto Receivables Owner 2002-4 A2                      1.66%     6/15/2005            83        83,021
Honda Auto Receivables Owner 2003-1 A3                      1.92%    11/20/2006           900       900,384
Illinois Power 1998-1 A5                                    5.38%     6/25/2007           138       140,390
MBNA Master Credit Card Trust 1995-A A                      1.37%#    1/16/2007           670       670,811
MBNA Master Credit Card Trust 2000-K A                      1.25%#    3/17/2008           630       630,996
Nissan Auto Receivables Owner 2003-A A2                     1.45%     5/16/2005            74        74,545
PP&L Transition Bond Co., LLC 1999-1 A5                     6.83%     3/25/2007           314       320,658
Residential Asset Mortgage 2004-RS1 AI1                     1.27%#    1/25/2022           559       559,903
Residential Asset Sec. Corp. 2003-KS8 AI1                   1.22%#    5/25/2021           507       507,736
SLM Student Loan Trust 2001-2 A1L                           1.21%#    7/27/2009           105       105,122
SLM Student Loan Trust 2003-3 A2                            1.13%#    6/15/2010           384       384,311
USAA Auto Owner Trust 2001-2 A3                             3.20%     2/15/2006            24        24,484
                                                                                               ------------
TOTAL                                                                                            10,202,312
                                                                                               ------------

CORPORATE BONDS 21.73%

Altria Group, Inc.                                          7.00%     11/4/2013            75        75,106
Amerada Hess Corp.                                         7.875%     10/1/2029            65        69,948
American Standard, Inc.                                    7.625%     2/15/2010           140       154,700
AOL Time Warner, Inc.                                      6.125%     4/15/2006           110       115,954

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                      7.625%     4/15/2031  $        370  $    400,966
AT&T Broadband Corp.                                       8.375%     3/15/2013           125       146,985
AT&T Broadband Corp.                                       9.455%    11/15/2022           166       214,580
AT&T Corp.                                                  8.75%    11/15/2031            69        72,776
Burlington Northern Santa Fe                                6.75%     7/15/2011           585       643,724
CRH America, Inc.                                           6.95%     3/15/2012           430       473,117
Deutsche Telekom Fin.(a)                                    9.25%      6/1/2032           132       174,443
Dow Chemical Co.                                            5.97%     1/15/2009           654       691,544
Dun & Bradstreet Corp.                                     6.625%     3/15/2006           239       251,167
Ford Motor Credit Corp.                                    6.875%      2/1/2006         2,555     2,684,439
France Telecom(a)                                           9.50%#     3/1/2031           240       302,735
General Electric Capital Corp.                              6.00%     6/15/2012           145       152,916
General Electric Capital Corp.                              6.75%     3/15/2032           210       224,459
General Electric Capital Corp.                             7.375%     1/19/2010           580       660,000
General Electric Co.                                        5.00%      2/1/2013           105       103,351
GMAC Mortgage Corp.                                         8.00%     11/1/2031           325       329,501
Harrah's Operating Co., Inc.                                8.00%      2/1/2011           340       386,334
HCA, Inc.                                                  7.875%      2/1/2011           240       259,265
Hilton Hotels Corp.                                         8.25%     2/15/2011           125       138,125
Household Finance Corp.                                     7.00%     5/15/2012           305       336,868
Int'l. Flavors & Frag., Inc.                                6.45%     5/15/2006           380       403,456
Kansas City Power & Light                                  7.125%    12/15/2005           210       223,632
Kinder Morgan Energy Part                                   7.75%     3/15/2032            80        89,150
Niagara Mohawk Holdings, Inc.                              5.375%     10/1/2004           220       222,740
PG&E Corp.                                                  4.80%      3/1/2014            85        80,428
Quest Diagnostics, Inc.                                     7.50%     7/12/2011           310       354,701
Scholastic Corp.                                            5.75%     1/15/2007           450       472,671
Shaw Communications, Inc.(a)                                7.25%      4/6/2011           315       330,035
Sprint Capital Corp.                                        8.75%     3/15/2032            88       103,996
Telus Corp.(a)                                              8.00%      6/1/2011           305       347,262
The Goldman Sachs Group, Inc.                              6.875%     1/15/2011           810       888,691
Verizon Global Funding Corp.                                7.25%     12/1/2010           360       402,651
Viacom, Inc.                                                5.50%     5/15/2033            75        67,743
Waste Management, Inc.                                      7.10%      8/1/2026           205       216,747
Waste Management, Inc.                                     7.375%      8/1/2010            80        89,898
Westvaco Corp.                                              8.20%     1/15/2030           115       129,449
Weyerhaeuser Co.                                            6.75%     3/15/2012            95       102,787

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                           7.375%     3/15/2032  $        210  $    227,652
                                                                                               ------------
TOTAL                                                                                            13,816,692
                                                                                               ------------

FOREIGN BONDS 1.37%

Telecom Italia Capital+(a)                                  5.25%    11/15/2013           450       435,985
United Mexican States(a)                                   6.375%     1/16/2013           435       436,087
                                                                                               ------------
TOTAL                                                                                               872,072
                                                                                               ------------

GOVERNMENT SPONSORED ENTERPRISES
BONDS 13.86%

Federal National Mortgage Assoc.                            4.75%     2/21/2013         4,500     4,319,248
Federal National Mortgage Assoc.                           6.125%     3/15/2012           530       570,276
Federal National Mortgage Assoc.                           6.625%    11/15/2030           115       125,836
Federal National Mortgage Assoc.(b)                         7.25%     1/15/2010         3,343     3,799,818
                                                                                               ------------
TOTAL                                                                                             8,815,178
                                                                                               ------------

GOVERNMENT SPONSORED ENTERPRISES
COLLATERALIZED MORTGAGE OBLIGATION 0.00%

Federal National Mortgage Assoc. G94-1 F                   1.575%#    1/25/2024             1           763
                                                                                               ------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 30.80%

Federal Home Loan Mortgage Corp. Gold                       4.50%           TBA         1,630     1,591,796
Federal Home Loan Mortgage Corp. Gold                       5.00%           TBA           875       855,742
Federal Home Loan Mortgage Corp. Gold                       5.50%           TBA         1,980     2,019,600
Federal Home Loan Mortgage Corp. Gold                       6.00%           TBA         3,040     3,076,100
Federal Home Loan Mortgage Corp. A19825                     5.00%      3/1/2034         2,235     2,148,743
Federal Home Loan Mortgage Corp. A21418                     5.00%      5/1/2034           630       605,686
Federal Home Loan Mortgage Corp. C67868                     7.00%      6/1/2032            69        72,253
Federal Home Loan Mortgage Corp. E99893                     5.00%     10/1/2018         2,824     2,828,042
Federal Home Loan Mortgage Corp. G01641                     7.00%     11/1/2033            79        83,477
Federal National Mortgage Assoc.                            5.50%           TBA         3,815     3,776,850
Federal National Mortgage Assoc.                            6.50%           TBA         2,275     2,348,228
Federal National Mortgage Assoc.                            6.55%      9/1/2007            55        59,247
Federal National Mortgage Assoc.                            6.87%      4/1/2006            91        95,411
Federal National Mortgage Assoc.                           6.985%     12/1/2006            25        26,561
                                                                                               ------------
TOTAL                                                                                            19,587,736
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
CORE FIXED INCOME FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 3.40%

Credit Suisse First Boston 1998-C2 A1                       5.96%    11/11/2030  $        680  $    706,722
Credit Suisse First Boston 1998-C2 A2                       6.30%    11/11/2030            85        91,805
DLJ Commercial Mortgage Corp. 1998-CF1 A1A                  6.14%     2/18/2031           421       431,716
First Union-Lehman Br. Comm. 1997-C2 A2                     6.60%    11/18/2029            24        24,461
Greenwich Capital Comm. Funding 2004-GG1A A7               5.317%     6/10/2036           300       299,717
LB-UBS Commercial Mortgage 2003-C1 A4                      4.394%     3/17/2032            25        23,612
Morgan Stanley Capital 2004-HQ3 A4                          4.80%     1/13/2041           610       586,142
                                                                                               ------------
TOTAL                                                                                             2,164,175
                                                                                               ------------

U.S. TREASURY OBLIGATIONS 9.28%

U.S. Treasury Bond                                          5.25%     2/15/2029         4,206     4,100,194
U.S. Treasury Note                                         4.875%     2/15/2012           775       798,159
U.S. Treasury Strips                                 Zero Coupon      8/15/2020           831       337,406
U.S. Treasury Strips                                 Zero Coupon     11/15/2027         2,500       662,920
                                                                                               ------------
TOTAL                                                                                             5,898,679
                                                                                               ------------
TOTAL LONG-TERM INVESTMENTS (Cost $61,700,361)                                                   61,357,607
                                                                                               ============

SHORT-TERM INVESTMENT 22.34%

REPURCHASE AGREEMENT 22.34%

Repurchase Agreement dated 5/28/2004,
0.99% due 6/1/2004 with J.P. Morgan
Chase & Co. collateralized by
$15,190,000 of Federal National Mortgage
Assoc. at 3.125% due 3/16/2009; value:
$14,419,563; proceeds: $14,204,562
(Cost $14,203,000)                                                                     14,203    14,203,000
                                                                                               ============
TOTAL INVESTMENTS 118.82% (Cost $75,903,361)                                                   $ 75,560,607
                                                                                               ============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at
    May 31, 2004.
(a) Foreign security traded in U.S. dollars.
(b) Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2004.
 PO Principal Only.
TBA To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 95.81%

ASSET-BACKED SECURITIES 16.77%

American Express Credit 1999-5 A                            1.34%#    2/15/2007  $        625  $    625,584
American Express Credit 2000-2 A                           1.265%#    9/17/2007         1,025     1,026,837
Bank One Issuance Trust 2003-A5 A5                          1.15%#    2/17/2009           500       500,579
BMW Vehicle Owner Trust 2003-A A3                           1.94%     2/25/2007           330       329,941
Capital Auto Rec. Asset Trust 2002-2 A3                     3.82%     7/15/2005           455       457,765
Chase Funding Mortgage Loan 2003-4 2A1                      1.22%#    2/25/2021         1,017     1,017,578
Chase Manhattan Auto Owner Tr. 2002-A A3                    3.49%     3/15/2006           565       567,107
Citibank Credit Card 2001-A8 A8                             4.10%     12/7/2006           750       759,834
Citibank Credit Card 2002-A2 A2                             1.28%#    2/15/2007           715       715,689
Citibank Credit Card Master 1997-6 A PO              Zero Coupon      8/15/2006         1,725     1,719,879
Citifinancial Mortgage Sec., Inc. 2004-1 AF1                1.19%#    4/25/2034           889       888,772
Comed Transitional Funding 1998-1 A5                        5.44%     3/25/2007           596       606,957
Countrywide Asset-Backed Cert. 2003-4 A1                    1.23%#   10/25/2019           304       304,576
Daimler Chrysler Auto Trust 2001-D A3                       3.15%     11/6/2005           741       743,312
Detroit Edison Securitization Funding LLC 2001-1 A2         5.51%      3/1/2007           464       473,580
Discover Card Master Trust I 1995-1 A                       1.38%#    2/16/2007         1,150     1,151,367
Discover Card Master Trust I 1999-5 A                       1.28%#   12/18/2006         1,380     1,380,906
Discover Card Master Trust I 2000-1 A                       1.27%#    8/16/2007         1,150     1,151,936
Discover Card Master Trust I 2000-5 A                       1.28%#   11/15/2007           590       591,379
Discover Card Master Trust I 2002-4 A                       1.16%#    4/15/2008         1,000     1,001,266
First USA Credit Card MT 1997-7 A                          1.198%#    5/17/2007         2,000     2,001,700
First USA Credit Card MT 2001-1 A                           1.25%#    9/19/2008           600       601,722
Ford Credit Auto Owner Trust 2001-D A3                      4.31%     6/15/2005           257       258,098
Ford Credit Auto Owner Trust 2002-A A3B                     1.22%#    1/15/2006           541       541,301
Honda Auto Receivables Owner 2002-3 A3                      3.00%     5/18/2006           675       678,789
Honda Auto Receivables Owner 2003-1 A3                      1.92%    11/20/2006           460       460,196
Illinois Power 1998-1 A5                                    5.38%     6/25/2007           303       308,857
MBNA Credit Card Master Note 2001-A4 A                      1.23%#    2/15/2007         1,550     1,551,557
MBNA Master Credit Card Trust 1997-I A                      6.55%     1/15/2007           460       465,359
MBNA Master Credit Card Trust 1997-J A                      1.22%#    2/15/2007           500       500,487
MBNA Master Credit Card Trust 1998-G A                      1.23%#    2/17/2009           350       350,992
MBNA Master Credit Card Trust 1999-G A                      6.35%    12/15/2006         2,000     2,014,490
MBNA Master Credit Card Trust 2000-A A                      7.35%     7/16/2007           550       571,642
Residential Asset Mortgage 2004-RS1 AI1                     1.27%#    1/25/2022         1,358     1,358,588

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
Residential Asset Sec. Corp. 2003-KS8 AI1                   1.22%#    5/25/2021  $      1,232  $  1,233,072
Sears Credit Acct Master Tr. 2000-3                         1.26%#   10/16/2008           550       550,397
SLM Student Loan Trust 2003-4 A1                            1.13%#    3/16/2009           631       631,183
USAA Auto Owner Trust 2002-1 A3                             2.41%    10/16/2006           258       259,199
WFS Financial Owner Trust 2002-4 A3B                        1.43%#    8/20/2007           399       399,343
                                                                                               ------------
TOTAL                                                                                            30,751,816
                                                                                               ------------

CORPORATE BONDS 24.94%

Agco Corp.                                                  9.50%      5/1/2008           315       343,350
Airgas, Inc.                                                7.75%     9/15/2006           675       723,937
AK Steel Corp.                                             7.875%     2/15/2009           260       234,650
Altria Group, Inc.                                          7.00%     11/4/2013           155       155,219
Amerada Hess Corp.                                         7.875%     10/1/2029           206       221,682
American Standard, Inc.                                    7.625%     2/15/2010           686       758,030
AOL Time Warner, Inc.                                      6.125%     4/15/2006           235       247,720
AOL Time Warner, Inc.                                      7.625%     4/15/2031         1,127     1,221,321
AT&T Broadband Corp.                                       8.375%     3/15/2013           335       393,920
AT&T Broadband Corp.                                       9.455%    11/15/2022           493       637,275
AT&T Corp.                                                  8.75%    11/15/2031           144       151,881
Barrett Resources Corp.                                     7.55%      2/1/2007           425       448,375
Browning Ferris Industries                                 6.375%     1/15/2008           450       456,750
Burlington Northern Santa Fe                                6.75%     7/15/2011         1,375     1,513,027
Calpine Generating Co.+                                    11.50%      4/1/2011           245       210,700
Chesapeake Energy Corp.                                    8.375%     11/1/2008           402       438,180
Cincinnati Bell, Inc.                                       7.25%     7/15/2013           450       425,250
Corn Products Int'l., Inc.                                  8.45%     8/15/2009           691       772,192
Corning, Inc.                                               5.90%     3/15/2014           205       192,187
CRH America, Inc.                                           6.95%     3/15/2012           965     1,061,763
CSC Holdings, Inc.                                         7.625%      4/1/2011           400       407,000
Dean Foods Co.                                              8.15%      8/1/2007           706       758,950
Deutsche Telekom Fin.(a)                                    9.25%      6/1/2032           309       408,356
Dow Chemical Co.                                            5.97%     1/15/2009         1,605     1,697,138
DRS Tech., Inc.                                            6.875%     11/1/2013           250       242,500
Dun & Bradstreet Corp.                                     6.625%     3/15/2006           530       556,981
FMC Corp.                                                   6.75%      5/5/2005           372       380,370
Ford Motor Credit Corp.                                    6.875%      2/1/2006         6,854     7,201,230
Fort James Corp.                                           6.875%     9/15/2007           405       422,213
France Telecom(a)                                           9.50%#     3/1/2031           692       872,885

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                              6.00%     6/15/2012  $      1,005  $  1,059,863
General Electric Capital Corp.                              6.75%     3/15/2032           746       797,364
General Electric Capital Corp.                             7.375%     1/19/2010         1,068     1,215,310
General Electric Co.                                        5.00%      2/1/2013           350       344,502
GMAC Mortgage Corp.                                         8.00%     11/1/2031           890       902,327
Harrah's Operating Co., Inc.                                8.00%      2/1/2011           846       961,290
HCA, Inc.                                                  7.875%      2/1/2011           660       712,979
Hilton Hotels Corp.                                         8.25%     2/15/2011           400       442,000
Household Finance Corp.                                     7.00%     5/15/2012           835       922,244
International Steel Group+                                  6.50%     4/15/2014           440       412,500
Int'l. Flavors & Frag., Inc.                                6.45%     5/15/2006           905       960,863
Kansas City Power & Light                                  7.125%    12/15/2005            97       103,297
Kinder Morgan Energy Part                                   7.75%     3/15/2032           205       228,446
L-3 Comm. Holdings Corp.                                   7.625%     6/15/2012           482       500,075
Niagara Mohawk Holdings, Inc.                              5.375%     10/1/2004           465       470,792
Northwest Pipeline Corp.                                   8.125%      3/1/2010           425       458,469
Park Place Entertainment Corp.                              7.50%      9/1/2009           795       842,700
PG&E Corp.                                                  4.80%      3/1/2014           210       198,705
Quest Diagnostics, Inc.                                     7.50%     7/12/2011           720       823,822
Qwest Communications Int'l, Inc.+                           7.25%     2/15/2011           230       213,325
Scholastic Corp.                                            5.75%     1/15/2007         1,114     1,170,124
Shaw Communications, Inc.(a)                                7.25%      4/6/2011           913       956,577
Sprint Capital Corp.                                        8.75%     3/15/2032           193       228,083
Telus Corp.(a)                                              8.00%      6/1/2011         1,041     1,185,245
Tennessee Gas Pipeline                                      6.00%    12/15/2011            90        80,100
The Goldman Sachs Group, Inc.                              6.875%     1/15/2011         1,872     2,053,863
Trinity Industries, Inc.+                                   6.50%     3/15/2014           410       389,500
Verizon Global Funding Corp.                                7.25%     12/1/2010         1,033     1,155,385
Viacom, Inc.                                                5.50%     5/15/2033           265       239,359
Waste Management, Inc.                                      7.10%      8/1/2026           567       599,491
Waste Management, Inc.                                     7.375%      8/1/2010           180       202,271
Westvaco Corp.                                              8.20%     1/15/2030           324       364,709
Weyerhaeuser Co.                                            6.75%     3/15/2012           450       486,887
Weyerhaeuser Co.                                           7.375%     3/15/2032           449       486,741
                                                                                               ------------
TOTAL                                                                                            45,724,240
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)         VALUE
-----------------------------------------------------------------------------------------------------------
FOREIGN BONDS 2.44%

Republic of Brazil, Federal(a)                              9.25%    10/22/2010  $        650  $    604,500
Republic of Colombia(a)                                    10.75%     1/15/2013           150       157,125
Republic of Ecuador+(a)                                     7.00%#    8/15/2030            40        28,200
Republic of Panama(a)                                      9.625%      2/8/2011           145       160,950
Republic of Peru(a)                                        9.875%      2/6/2015           130       132,275
Republic of Turkey(a)                                      9.875%     3/19/2008           115       120,463
Republic of Venezuela(a)                                   10.75%     9/19/2013           170       166,175
Russian Federation+(a)                                      5.00%#    3/31/2030           750       684,375
Telecom Italia Capital+(a)                                  5.25%    11/15/2013         1,205     1,167,470
Ukraine Government+(a)                                      7.65%     6/11/2013           170       164,050
United Mexican States(a)                                   6.375%     1/16/2013         1,085     1,087,712
                                                                                               ------------
TOTAL                                                                                             4,473,295
                                                                                               ------------

GOVERNMENT SPONSORED ENTERPRISES
BONDS 14.95%

Federal National Mortgage Assoc.                            4.75%     2/21/2013        11,390    10,932,498
Federal National Mortgage Assoc.                           6.125%     3/15/2012         4,305     4,632,150
Federal National Mortgage Assoc.                           6.625%    11/15/2030         1,414     1,547,231
Federal National Mortgage Assoc.(c)                         7.25%     1/15/2010         9,061    10,299,177
                                                                                               ------------
TOTAL                                                                                            27,411,056
                                                                                               ------------

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 26.70%

Federal Home Loan Mortgage Corp. Gold                       4.50%           TBA         1,850     1,806,640
Federal Home Loan Mortgage Corp. Gold                       5.00%           TBA         3,960     3,892,901
Federal Home Loan Mortgage Corp. Gold                       5.50%           TBA         5,125     5,227,500
Federal Home Loan Mortgage Corp. Gold                       6.00%           TBA         8,505     8,605,997
Federal Home Loan Mortgage Corp. A20998                     5.00%      4/1/2034         5,135     4,936,820
Federal Home Loan Mortgage Corp. A21418                     5.00%      5/1/2034         1,710     1,644,005
Federal Home Loan Mortgage Corp. B10496                     5.00%     11/1/2018         5,423     5,430,915
Federal Home Loan Mortgage Corp. C66953                     7.00%      5/1/2032           778       817,152
Federal Home Loan Mortgage Corp. C77216                     7.00%      8/1/2032           207       218,049
Federal Home Loan Mortgage Corp. G01641                     7.00%     11/1/2033           171       180,136
Federal National Mortgage Assoc.                            5.50%           TBA        10,390    10,286,100
Federal National Mortgage Assoc.                            6.50%           TBA         2,895     2,988,184
Federal National Mortgage Assoc.                            6.50%      7/1/2008           210       226,168
Federal National Mortgage Assoc.                            6.50%     12/1/2031         2,500     2,597,210
Federal National Mortgage Assoc.                            6.87%      4/1/2006            45        47,706

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                        INTEREST       MATURITY        AMOUNT
INVESTMENTS                                                 RATE           DATE         (000)            VALUE
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                            7.04%      3/1/2007  $         46     $     49,626
Federal National Mortgage Assoc.                           7.055%      7/1/2006            10           10,495
                                                                                                  ------------
TOTAL                                                                                               48,965,604
                                                                                                  ------------

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES 2.69%

Credit Suisse First Boston 1998-C2 A1                       5.96%    11/11/2030         1,302        1,353,464
DLJ Commercial Mortgage Corp. 1998-CF1 A1A                  6.14%     2/18/2031           621          636,867
Greenwich Capital Comm. Funding 2004-GG1A A7               5.317%     6/10/2036           750          749,293
LB-UBS Commercial Mortgage 2003-C8 A3                       4.83%    11/15/2027           350          346,656
Morgan Stanley Capital 2004-HQ3 A4                          4.80%     1/13/2041         1,930        1,854,513
                                                                                                  ------------
TOTAL                                                                                                4,940,793
                                                                                                  ------------

PASS-THROUGH AGENCY 0.00%

Government National Mortgage Assoc.                        12.00%     8/15/2013            --(b)           102
                                                                                                  ------------

U.S. TREASURY OBLIGATIONS 7.32%

U.S. Treasury Bond                                          5.25%     2/15/2029         8,140        7,935,230
U.S. Treasury Note                                         4.875%     2/15/2012         2,022        2,082,424
U.S. Treasury Strips                                 Zero Coupon      8/15/2020         1,850          751,144
U.S. Treasury Strips                                 Zero Coupon     11/15/2027         9,990        2,649,028
                                                                                                  ------------
TOTAL                                                                                               13,417,826
                                                                                                  ------------
TOTAL LONG-TERM INVESTMENTS (Cost $176,797,243)                                                    175,684,732
                                                                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
TOTAL RETURN FUND MAY 31, 2004

                                                                                    PRINCIPAL
                                                                                       AMOUNT
INVESTMENTS                                                                             (000)            VALUE
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 20.49%

REPURCHASE AGREEMENTS 20.49%

Repurchase Agreement dated 5/28/2004,
0.99% due 6/1/2004 with J.P. Morgan
Chase & Co. collateralized by
$39,980,000 of Federal National Mortgage
Assoc. at 3.125% due 3/16/2009; value:
$37,952,214; proceeds: $37,387,112                                               $     37,383    $  37,383,000

Repurchase Agreement dated 5/28/2004,
0.98% due 6/1/2004 with State Street
Bank & Trust Co. collateralized by
$190,000 of Federal Home Loan Mortgage
Corp. at 4.375% due 2/4/2010; value:
$189,782; proceeds: $185,744                                                              186          185,723
                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $37,568,723)                                                     37,568,723
                                                                                                 =============
TOTAL INVESTMENTS 116.30% (Cost $214,365,966)                                                    $ 213,253,455
                                                                                                 =============

  + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
  # Variable rate security. The interest rate represents the rate at
    May 31, 2004.
(a) Foreign security traded in U.S. dollars.
(b) Amount represents less than $1,000.
(c) Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2004.
 PO Principal Only.
TBA To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2004

                                                                                            CORE FIXED           TOTAL
                                                                                           INCOME FUND     RETURN FUND
ASSETS:

   Investment in securities, at cost                                                     $  61,700,361   $ 176,797,243
----------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                                    $  61,357,607   $ 175,684,732
   Repurchase agreements, at cost and value                                                 14,203,000      37,568,723
   Cash                                                                                            749               -
   Receivables:
     Interest and dividends                                                                    567,339       1,717,418
     Investment securities sold                                                              5,818,753      14,718,750
     Capital shares sold                                                                       103,433       1,722,900
     From advisor                                                                               16,107          93,547
     Variation margin                                                                            7,125          21,188
   Prepaid expenses and other assets                                                            18,718          15,831
----------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                             82,092,831     231,543,089
----------------------------------------------------------------------------------------------------------------------

LIABILITIES:

   Payables:
     Investment securities purchased                                                        18,328,109      47,589,582
     Capital shares reacquired                                                                  64,036         276,644
     Management fee                                                                             27,587          76,483
     12b-1 distribution fees                                                                    37,792          68,270
     Fund administration                                                                         2,209           6,123
     To affiliate                                                                                    -          52,747
     To bank                                                                                         -          10,104
   Dividends payable                                                                            25,573          45,211
   Accrued expenses and other liabilities                                                       22,723          47,154
----------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                        18,508,029      48,172,318
======================================================================================================================
NET ASSETS                                                                               $  63,584,802   $ 183,370,771
======================================================================================================================

COMPOSITION OF NET ASSETS:

Paid-in capital                                                                          $  64,727,944   $ 185,546,859
Distributions in excess of net investment income                                              (343,203)       (734,391)
Accumulated net realized loss on investments and futures contracts                            (521,585)       (538,839)
Net unrealized depreciation on investments and futures contracts                              (278,354)       (902,858)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  63,584,802   $ 183,370,771
======================================================================================================================

NET ASSETS BY CLASS:
Class A Shares                                                                           $  32,967,764   $  73,474,208
Class B Shares                                                                           $  14,627,852   $  33,735,505
Class C Shares                                                                           $  15,828,160   $  21,252,045
Class P Shares                                                                           $     159,379   $     345,943
Class Y Shares                                                                           $       1,647   $  54,563,070

OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                               3,137,590       7,102,203
Class B Shares                                                                               1,395,083       3,264,300
Class C Shares                                                                               1,511,744       2,055,975
Class P Shares                                                                                  15,107          33,295
Class Y Shares                                                                                  156.71       5,266,069

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                           $       10.51   $       10.35
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 4.75%)                                          $       11.03   $       10.87
Class B Shares-Net asset value                                                           $       10.49   $       10.33
Class C Shares-Net asset value                                                           $       10.47   $       10.34
Class P Shares-Net asset value                                                           $       10.55   $       10.39
Class Y Shares-Net asset value                                                           $       10.51   $       10.36
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2004

                                                                                            CORE FIXED           TOTAL
                                                                                           INCOME FUND     RETURN FUND
INVESTMENT INCOME:

Interest                                                                                 $   1,303,917   $   3,435,862
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      1,303,917       3,435,862
----------------------------------------------------------------------------------------------------------------------

EXPENSES:

Management fee                                                                                 177,525         434,501
12b-1 distribution plan-Class A                                                                 79,405         128,906
12b-1 distribution plan-Class B                                                                 77,047         178,713
12b-1 distribution plan-Class C                                                                 81,902         103,719
12b-1 distribution plan-Class P                                                                    185             394
Shareholder servicing                                                                           71,098         146,458
Professional                                                                                     7,329          13,151
Reports to shareholders                                                                          7,909          19,370
Fund administration                                                                             14,202          34,760
Custody                                                                                          8,205          12,402
Trustees' fees                                                                                     676           1,498
Registration                                                                                    28,407          32,475
Subsidy (see Note 3)                                                                                 -          49,236
Other                                                                                              908           1,499
----------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                 554,798       1,157,082
   Expense reductions                                                                             (328)           (797)
   Expenses assumed by advisor                                                                 (84,886)       (180,004)
----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                   469,584         976,281
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          834,333       2,459,581
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS:

Net realized gain on investments and futures contracts                                         297,528         972,749
Net change in unrealized appreciation/depreciation on investments
   and futures contracts                                                                    (1,100,138)     (3,468,913)
======================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                              (802,610)     (2,496,164)
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $      31,723   $     (36,583)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the Six Months Ended May 31, 2004

                                                                                            CORE FIXED           TOTAL
INCREASE (DECREASE) IN NET ASSETS                                                          INCOME FUND     RETURN FUND
OPERATIONS:

Net investment income                                                                    $     834,333   $   2,459,581
Net realized gain on investments and futures contracts                                         297,528         972,749
Net change in unrealized appreciation/depreciation on investments
   and futures contracts                                                                    (1,100,138)     (3,468,913)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 31,723         (36,583)
======================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A                                                                                    (645,456)     (1,198,443)
   Class B                                                                                    (206,893)       (507,316)
   Class C                                                                                    (219,889)       (291,681)
   Class P                                                                                      (1,264)         (3,056)
   Class Y                                                                                         (32)       (903,144)

Net realized gain
   Class A                                                                                    (560,541)       (910,266)
   Class B                                                                                    (224,255)       (512,376)
   Class C                                                                                    (235,572)       (282,457)
   Class P                                                                                        (149)            (32)
   Class Y                                                                                         (23)       (571,647)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                         (2,094,074)     (5,180,418)
======================================================================================================================

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                                           12,949,322      49,483,635
Reinvestment of distributions                                                                1,726,173       4,716,260
Cost of shares reacquired                                                                  (19,534,534)    (20,415,965)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                                (4,859,039)     33,783,930
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                       (6,921,390)     28,566,929
======================================================================================================================

NET ASSETS:

Beginning of period                                                                         70,506,192     154,803,842
----------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                            $  63,584,802   $ 183,370,771
======================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                         $    (343,203)  $    (734,391)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended November 30, 2003

                                                                                            CORE FIXED           TOTAL
INCREASE IN NET ASSETS                                                                     INCOME FUND     RETURN FUND
OPERATIONS:

Net investment income                                                                    $   1,366,734   $   3,347,580
Net realized gain on investments                                                             1,041,291       2,397,857
Net change in unrealized appreciation on investments
   and futures contracts                                                                       112,962         732,573
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         2,520,987       6,478,010
======================================================================================================================

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
   Class A                                                                                  (1,096,102)     (1,907,144)
   Class B                                                                                    (453,278)     (1,136,454)
   Class C                                                                                    (338,608)       (631,196)
   Class P                                                                                         (67)            (54)
   Class Y                                                                                    (156,257)     (1,007,904)

Net realized gain
   Class A                                                                                    (115,245)              -
   Class B                                                                                     (79,591)              -
   Class C                                                                                     (41,398)              -
   Class P                                                                                         (12)              -
   Class Y                                                                                     (51,064)              -
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                         (2,331,622)     (4,682,752)
======================================================================================================================

CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares                                                           57,763,379      91,210,225
Reinvestment of distributions                                                                1,633,148       3,539,436
Cost of shares reacquired                                                                  (34,999,259)    (40,963,383)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                                24,397,268      53,786,278
======================================================================================================================
NET INCREASE IN NET ASSETS                                                                  24,586,633      55,581,536
======================================================================================================================

NET ASSETS:

Beginning of year                                                                           45,919,559      99,222,306
----------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                              $  70,506,192   $ 154,803,842
======================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                         $    (104,002)  $    (290,332)
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.81      $  10.74  $  10.81   $  10.91    $      10.55
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .14           .26       .43        .66             .18
  Net realized and unrealized gain (loss)                     (.11)          .26       .24        .61             .18
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                           .03           .52       .67       1.27             .36
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.18)         (.38)     (.54)     (1.37)              -
  Net realized gain                                           (.15)         (.07)     (.20)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.33)         (.45)     (.74)     (1.37)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.51      $  10.81  $  10.74   $  10.81    $      10.91
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                                .27%(d)      4.84%     6.57%      12.64%          3.41%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .52%(d)      1.05%      .70%       .01%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .64%(d)      1.32%     1.45%      1.77%            .16%(d)
  Net investment income                                       1.32%(d)      2.39%     4.06%      6.21%           1.67%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    32,968      $ 38,464  $ 18,593   $  5,139    $      2,814

  Portfolio turnover rate                                   251.83%       425.46%   433.27%    641.36%         595.00%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.79      $  10.72  $  10.82   $  10.91    $      10.55
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .11           .19       .36        .61             .18
  Net realized and unrealized gain (loss)                     (.12)          .27       .25        .66             .18
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                          (.01)          .46       .61       1.27             .36
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.14)         (.32)     (.51)     (1.36)              -
  Net realized gain                                           (.15)         (.07)     (.20)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.29)         (.39)     (.71)     (1.36)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.49      $  10.79  $  10.72   $  10.82    $      10.91
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                               (.05)%(d)     4.26%     5.95%     12.57%           3.41%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .83%(d)      1.65%     1.29%       .45%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .95%(d)      1.95%     2.04%      2.21%            .16%(d)
  Net investment income                                       1.01%(d)      1.76%     3.47%      5.77%           1.67%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    14,628      $ 15,745  $ 12,485   $  1,642    $          1

  Portfolio turnover rate                                   251.83%       425.46%   433.27%    641.36%         595.00%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.77      $  10.70  $  10.79   $  10.91    $      10.55
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .11           .19       .36        .61             .18
  Net realized and unrealized gain (loss)                     (.12)          .26       .26        .64             .18
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                          (.01)          .45       .62       1.25             .36
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.14)         (.31)     (.51)     (1.37)              -
  Net realized gain                                           (.15)         (.07)     (.20)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.29)         (.38)     (.71)     (1.37)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.47      $  10.77  $  10.70   $  10.79    $      10.91
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                               (.05)%(d)     4.24%     6.06%     12.42%           3.41%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .83%(d)      1.65%     1.29%       .53%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .95%(d)      1.92%     2.04%      2.29%            .16%(d)
  Net investment income                                       1.01%(d)      1.79%     3.47%      5.69%           1.67%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    15,828      $ 16,289  $  6,464   $    846    $          1

  Portfolio turnover rate                                   251.83%       425.46%   433.27%    641.36%         595.00%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.86      $  10.78  $  10.83   $  10.91    $      10.55
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .13           .25       .46        .64             .18
  Net realized and unrealized gain (loss)                     (.11)          .27       .22        .65             .18
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                           .02           .52       .68       1.29             .36
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.18)         (.37)     (.53)     (1.37)              -
  Net realized gain                                           (.15)         (.07)     (.20)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.33)         (.44)     (.73)     (1.37)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.55      $  10.86  $  10.78   $  10.83    $      10.91
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                                .16%(d)      4.79%     6.59%     12.84%           3.41%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .55%(d)+     1.10%      .68%       .24%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .67%(d)+     1.37%     1.43%      2.00%            .16%(d)
  Net investment income                                       1.29%(d)+     2.34%     4.08%      6.06%           1.67%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $       159      $      6  $      2   $      2    $          1

  Portfolio turnover rate                                   251.83%       425.46%   433.27%    641.36%         595.00%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
CORE FIXED INCOME FUND

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 11/30
                                                    5/31/2004       ---------------------------------------------------------
                                                   (UNAUDITED)        2003        2002        2001        2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                              $     10.82      $  10.75    $  10.80    $  10.90    $   10.54    $  10.97
                                                   ===========      ========    ========    ========    =========    ========

Investment operations
  Net investment income                                    .17(a)        .32(a)      .49(a)      .66(a)       .71(a)      .69
  Net realized and
    unrealized gain (loss)                                (.13)          .24         .22         .61          .29        (.59)
                                                   -----------      --------    --------    --------    ---------    --------
    Total from investment operations                       .04           .56         .71        1.27         1.00         .10
                                                   -----------      --------    --------    --------    ---------    --------

Distributions to shareholders from:
  Net investment income                                   (.20)         (.42)       (.56)      (1.37)        (.64)       (.41)
  Net realized gain                                       (.15)         (.07)       (.20)          -            -        (.12)
                                                   -----------      --------    --------    --------    ---------    --------
    Total distributions                                   (.35)         (.49)       (.76)      (1.37)        (.64)       (.53)
                                                   -----------      --------    --------    --------    ---------    --------
NET ASSET VALUE, END OF PERIOD                     $     10.51      $  10.82    $  10.75    $  10.80    $   10.90    $  10.54
                                                   ===========      ========    ========    ========    =========    ========

Total Return(b)                                            .43%(d)      5.28%       6.96%      12.65%       10.06%       1.08%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                 .33%(d)+      .65%        .37%        .00%         .00%        .00%
  Expenses, excluding waiver
    and expense reductions                                 .45%(d)+      .92%       1.12%       1.76%         .67%        .63%
  Net investment income                                   1.51%(d)+     2.79%+      4.39%       6.22%        6.88%       6.62%

                                                   SIX MONTHS
                                                      ENDED                               YEAR ENDED 11/30
                                                    5/31/2004       ---------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)        2003       2002         2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $         2      $      2    $  8,376    $  6,409    $   6,557    $  8,713

  Portfolio turnover rate                               251.83%       425.46%     433.27%     641.36%      595.00%     412.77%
=============================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.64      $  10.44  $  10.47   $  10.43    $      10.12
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .16           .29       .44        .58             .17
  Net realized and unrealized gain (loss)                     (.12)          .32       .18        .66             .14
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                           .04           .61       .62       1.24             .31
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.18)         (.41)     (.55)     (1.20)              -
  Net realized gain                                           (.15)            -      (.10)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.33)         (.41)     (.65)     (1.20)              -
                                                       -----------      --------  --------   --------    ------------

NET ASSET VALUE, END OF PERIOD                         $     10.35      $  10.64  $  10.44   $  10.47    $      10.43
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                                .39%(d)      5.88%     6.14%     12.79%           3.06%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .52%(d)      1.06%      .73%       .14%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .62%(d)      1.31%     1.40%      1.11%            .42%(d)
  Net investment income                                       1.47%(d)      2.77%     4.28%      5.62%           1.68%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    73,474      $ 61,744  $ 36,691   $ 14,068    $        161

  Portfolio turnover rate                                   228.26%       394.73%   419.92%    720.60%         562.50%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.63      $  10.44  $  10.49   $  10.44    $      10.12
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .12           .23       .38        .54             .17
  Net realized and unrealized gain (loss)                     (.12)          .31       .18        .71             .15
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                             -           .54       .56       1.25             .32
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.15)         (.35)     (.51)     (1.20)              -
  Net realized gain                                           (.15)            -      (.10)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.30)         (.35)     (.61)     (1.20)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.33      $  10.63  $  10.44   $  10.49    $      10.44
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                               (.02)%(d)     5.19%     5.59%     12.82%           3.16%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .83%(d)      1.65%     1.26%       .48%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .93%(d)      1.94%     1.93%      1.45%            .42%(d)
  Net investment income                                       1.16%(d)      2.14%     3.75%      5.29%           1.68%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    33,736      $ 35,791  $ 29,982   $  9,093    $          1

  Portfolio turnover rate                                   228.26%       394.73%   419.92%    720.60%         562.50%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003      2002       2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.64      $  10.44  $  10.48   $  10.44    $      10.12
                                                       ===========      ========  ========   ========    ============

Investment operations
  Net investment income(a)                                     .12           .23       .39        .54             .17
  Net realized and unrealized gain (loss)                     (.12)          .32       .18        .69             .15
                                                       -----------      --------  --------   --------    ------------
    Total from investment operations                             -           .55       .57       1.23             .32
                                                       -----------      --------  --------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.15)         (.35)     (.51)     (1.19)              -
  Net realized gain                                           (.15)            -      (.10)         -               -
                                                       -----------      --------  --------   --------    ------------
    Total distributions                                       (.30)         (.35)     (.61)     (1.19)              -
                                                       -----------      --------  --------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.34      $  10.64  $  10.44   $  10.48    $      10.44
                                                       ===========      ========  ========   ========    ============

Total Return(b)                                               (.03)%(d)     5.28%     5.69%     12.67%           3.16%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .83%(d)      1.65%     1.20%       .55%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .93%(d)      1.90%     1.87%      1.52%            .42%(d)
  Net investment income                                       1.16%(d)      2.18%     3.81%      5.22%           1.68%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $    21,252      $ 19,706  $ 16,379   $  5,526    $          1

  Portfolio turnover rate                                   228.26%       394.73%   419.92%    720.60%         562.50%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
                                                       (UNAUDITED)        2003       2002      2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                   $     10.69      $  10.48   $ 10.48   $  10.43    $      10.12
                                                       ===========      ========   =======   ========    ============

Investment operations
  Net investment income(a)                                     .15           .30       .46        .57             .17
  Net realized and unrealized gain (loss)                     (.12)          .32       .17        .69             .14
                                                       -----------      --------   -------   --------    ------------
    Total from investment operations                           .03           .62       .63       1.26             .31
                                                       -----------      --------   -------   --------    ------------

Distributions to shareholders from:
  Net investment income                                       (.18)         (.41)     (.53)     (1.21)              -
  Net realized gain                                           (.15)            -      (.10)         -               -
                                                       -----------      --------   -------   --------    ------------
    Total distributions                                       (.33)         (.41)     (.63)     (1.21)              -
                                                       -----------      --------   -------   --------    ------------
NET ASSET VALUE, END OF PERIOD                         $     10.39      $  10.69   $ 10.48   $  10.48    $      10.43
                                                       ===========      ========   =======   ========    ============

Total Return(b)                                                .31%(d)      5.95%     6.22%     12.93%           3.06%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                     .56%(d)+     1.10%+     .71%       .24%            .00%(d)
  Expenses, excluding waiver
    and expense reductions                                     .66%(d)+     1.35%+    1.38%      1.21%            .42%(d)
  Net investment income                                       1.43%(d)+     2.73%+    4.30%      5.57%           1.68%(d)

                                                       SIX MONTHS
                                                          ENDED                YEAR ENDED 11/30          8/31/2000(c)
                                                        5/31/2004       -----------------------------         TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)        2003      2002       2001       11/30/2000
---------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                      $       346      $      2   $     1   $      1    $          1

  Portfolio turnover rate                                   228.26%       394.73%   419.92%    720.60%         562.50%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
TOTAL RETURN FUND

                                                   SIX MONTHS
                                                      ENDED                       YEAR ENDED 11/30                12/14/1998(e)
                                                    5/31/2004      -------------------------------------------         TO
                                                   (UNAUDITED)       2003        2002       2001        2000       11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                              $     10.66     $  10.46    $ 10.47    $ 10.43    $   10.13    $       10.00
                                                   ===========     ========    =======    =======    =========    =============

Investment operations
  Net investment income                                    .17(a)       .34(a)     .49(a)     .59(a)       .69(a)           .62
  Net realized and
    unrealized gain (loss)                                (.12)         .31        .17        .66          .27             (.49)
                                                   -----------     --------    -------    -------    ---------    -------------
    Total from investment operations                       .05          .65        .66       1.25          .96              .13
                                                   -----------     --------    -------    -------    ---------    -------------

Distributions to shareholders from:
  Net investment income                                   (.20)        (.45)      (.57)     (1.21)        (.66)               -
  Net realized gain                                       (.15)           -       (.10)         -            -                -
                                                   -----------     --------    -------    -------    ---------    -------------
    Total distributions                                   (.35)        (.45)      (.67)     (1.21)        (.66)               -
                                                   -----------     --------    -------    -------    ---------    -------------
NET ASSET VALUE, END OF PERIOD                     $     10.36     $  10.66    $ 10.46    $ 10.47    $   10.43    $       10.13
                                                   ===========     ========    =======    =======    =========    =============

Total Return(b)                                            .47%(d)     6.30%      6.58%     12.82%       10.14%            1.30%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
    and expense reductions                                 .34%(d)      .65%       .34%       .00%         .00%             .00%(d)
  Expenses, excluding waiver
    and expense reductions                                 .44%(d)      .90%      1.01%       .97%        1.20%             .89%(d)
  Net investment income                                   1.65%(d)     3.18%      4.67%      5.76%        6.96%            6.23%(d)

                                                   SIX MONTHS
                                                      ENDED                       YEAR ENDED 11/30                12/14/1998(e)
                                                    5/31/2004      -------------------------------------------         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)       2003        2002       2001        2000       11/30/1999
-------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    54,563     $ 37,561    $ 16,169   $ 12,988   $   2,231    $       2,103

  Portfolio turnover rate                               228.26%      394.73%     419.92%    720.60%     562.50%          415.82%
===============================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Commencement of investment operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Class A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro-rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

(g) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(h) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(i) REVERSE REPURCHASE AGREEMENTS-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.

(j) SHORT SALES-Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(k) INFLATION-INDEXED BONDS-Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically for inflation. The interest rate on these bonds is generally fixed upon issuance at a rate lower than other bonds. Over the life of an inflation-indexed bond, interest will be paid based on the adjusted principal.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on each Fund's average daily net assets at an annual rate of .50%.

Lord Abbett is currently reimbursing expenses for each Fund to the extent necessary to maintain other expenses (excluding 12b-1 fees) and management fees at an aggregate annual rate of .65% of the average daily net assets of each share class.

Lord Abbett may stop reimbursing such expenses at any time.

Total Return Fund and certain other funds managed by Lord Abbett (together, the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by the Balanced Series.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B        CLASS C           CLASS P
--------------------------------------------------------------------------------
Service                   .25%             .25%           .25%              .20%
Distribution              .10%(1)          .75%           .75%              .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases which is generally amortized over a two-year period. Core Fixed Income Fund and Total Return Fund collected $10,415 and $5,316, respectively, of CDSC's during the six months ended May 31, 2004.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2004:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
Core Fixed Income Fund                                 $ 30,971        $ 153,189
Total Return Fund                                        89,677          449,562

A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett.

The percentage of Total Return Fund's outstanding shares owned by Lord Abbett Investment Trust - Balanced Series at May 31, 2004 was approximately 30%.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended May 31, 2004 and for the fiscal year ended November 30, 2003 are as follows:

                                 CORE FIXED INCOME FUND         TOTAL RETURN FUND
--------------------------------------------------------------------------------------
                                 05/31/2004                  05/31/2004
                                (UNAUDITED)    11/30/2003   (UNAUDITED)     11/30/2003
--------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income             $  2,023,029   $ 2,288,408   $ 5,088,085    $ 4,682,752
   Net long-term capital gains       71,045        43,214        92,333              -
--------------------------------------------------------------------------------------
Total distributions paid       $  2,094,074   $ 2,331,622   $ 5,180,418    $ 4,682,752
======================================================================================

As of May 31, 2004, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                   CORE FIXED INCOME FUND      TOTAL RETURN FUND
--------------------------------------------------------------------------------
Tax Cost                                    $  76,723,740         $  215,866,498
--------------------------------------------------------------------------------
Gross unrealized gain                             507,279              1,417,651
Gross unrealized loss                          (1,670,412)            (4,030,694)
--------------------------------------------------------------------------------
   Net unrealized security gain/loss        $  (1,163,133)        $   (2,613,043)
================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of May 31, 2004, for each of the Funds, there were no securities on loan, and no securities lending activity during the six months ended May 31, 2004.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2004 are as follows:

                                               NON-U.S.                           NON-U.S.
                         U.S. GOVERNMENT     GOVERNMENT    U.S. GOVERNMENT      GOVERNMENT
                              PURCHASES*      PURCHASES             SALES*           SALES
------------------------------------------------------------------------------------------
Core Fixed Income Fund    $  160,075,770   $ 16,257,722      $ 162,397,548   $  14,986,405
Total Return Fund            347,766,320     75,236,689        319,431,443      63,420,640

* Includes U.S. government sponsored enterprises securities.

Each Fund had the following futures obligations at May 31, 2004:

CORE FIXED INCOME FUND

                                                                                UNREALIZED
                                                                             APPRECIATION/
TYPE                     EXPIRATION   CONTRACTS   POSITION    MARKET VALUE    DEPRECIATION
------------------------------------------------------------------------------------------
U.S. 10 Year Note         June 2004           3      Short   $    (329,625)      $  (4,234)
U.S. 5 Year Note          June 2004          17      Short   $  (1,862,563)      $  68,634

TOTAL RETURN FUND

                                                                                UNREALIZED
TYPE                     EXPIRATION   CONTRACTS   POSITION    MARKET VALUE    APPRECIATION
------------------------------------------------------------------------------------------
U.S. 10 Year Note         June 2004           8      Short   $    (879,000)      $     335
U.S. 5 Year Note          June 2004          52      Short   $  (5,697,250)      $ 209,318

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees' must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks. The Funds' investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                   YEAR ENDED
                                    MAY 31, 2004 (UNAUDITED)            NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------
                                       SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                           686,599  $   7,395,875     3,015,598  $  32,766,682
Reinvestment of distributions         112,647      1,211,405        92,734      1,007,796
Shares reacquired                  (1,218,728)   (12,944,736)   (1,283,013)   (13,885,558)
-----------------------------------------------------------------------------------------
Increase (decrease)                  (419,482) $  (4,337,456)    1,825,319  $  19,888,920
-----------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           196,570  $   2,122,267     1,074,304  $  11,625,222
Reinvestment of distributions          24,573        263,738        28,038        303,809
Shares reacquired                    (285,417)    (3,056,418)     (807,514)    (8,747,287)
-----------------------------------------------------------------------------------------
Increase (decrease)                   (64,274) $    (670,413)      294,828  $   3,181,744
-----------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           303,315  $   3,244,125     1,203,050  $  13,005,488
Reinvestment of distributions          23,388        250,538        16,239        175,741
Shares reacquired                    (327,036)    (3,502,883)     (311,476)    (3,371,699)
-----------------------------------------------------------------------------------------
Increase (decrease)                      (333) $      (8,220)      907,813  $   9,809,530
-----------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                            17,299  $     187,055       398.942  $       4,298
Reinvestment of distributions              40            435         6.155             67
Shares reacquired                      (2,810)       (30,497)       (4.508)           (53)
-----------------------------------------------------------------------------------------
Increase                               14,529  $     156,993       400.589  $       4,312
-----------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                                 -  $           -        33,363  $     361,689
Reinvestment of distributions           5.320             57        13,442        145,735
Shares reacquired                           -              -      (826,141)    (8,994,662)
-----------------------------------------------------------------------------------------
Increase (decrease)                     5.320  $          57      (779,336) $  (8,487,238)
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

TOTAL RETURN FUND
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED                   YEAR ENDED
                                    MAY 31, 2004 (UNAUDITED)            NOVEMBER 30, 2003
-----------------------------------------------------------------------------------------
                                       SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                         2,083,205  $  22,106,613     4,134,268  $  44,046,305
Reinvestment of distributions         198,914      2,104,770       155,647      1,657,687
Shares reacquired                    (980,325)   (10,360,472)   (2,003,530)   (21,320,969)
-----------------------------------------------------------------------------------------
Increase                            1,301,794  $  13,850,911     2,286,385  $  24,383,023
-----------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           424,632  $   4,498,424     1,555,819  $  16,553,938
Reinvestment of distributions          67,694        715,884        63,453        674,900
Shares reacquired                    (593,594)    (6,259,586)   (1,125,460)   (11,958,133)
-----------------------------------------------------------------------------------------
Increase(decrease)                   (101,268) $  (1,045,278)      493,812  $   5,270,705
-----------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           534,030  $   5,650,962       981,759  $  10,474,198
Reinvestment of distributions          27,975        296,027        23,557        250,634
Shares reacquired                    (358,631)    (3,791,487)     (722,206)    (7,684,281)
-----------------------------------------------------------------------------------------
Increase                              203,374  $   2,155,502       283,110  $   3,040,551
-----------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                            33,220  $     352,636            73  $         784
Reinvestment of distributions             278          2,943          4.94             52
Shares reacquired                        (412)        (4,420)            -              -
-----------------------------------------------------------------------------------------
Increase                               33,086  $     351,159         77.94  $         836
-----------------------------------------------------------------------------------------

CLASS Y SHARES

Shares sold                         1,592,425  $  16,875,000     1,887,057  $  20,135,000
Reinvestment of distributions         150,699      1,596,636        89,666        956,163
-----------------------------------------------------------------------------------------
Increase                            1,743,124  $  18,471,636     1,976,723  $  21,091,163
-----------------------------------------------------------------------------------------

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Trust's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


      This report when not used for the general
   information of shareholders of the Fund, is to
   be distributed only if preceded or accompanied
            by a current Fund Prospectus.                Lord Abbett Investment Trust
                                                               Lord Abbett Core Fixed Income Fund
 Lord Abbett Mutual Fund shares are distributed by:            Lord Abbett Total Return Fund
             LORD ABBETT DISTRIBUTOR LLC                                                            LACORE-3-504
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                     (7/04)

ITEM 2:        CODE OF ETHICS.
               Not applicable

ITEM 3:        AUDIT COMMITTEE FINANCIAL EXPERT.
               Not applicable.

ITEM 4-8:      [RESERVED]

ITEM 9:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
               Not Applicable.


ITEM 10:       CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of July 21, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

        (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:       EXHIBITS.

ITEM 11(a):    NOT APPLICABLE.

ITEM 11(b):
        (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

        (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Lord Abbett Investment Trust


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  July 21, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      Lord Abbett Investment Trust


                                      /s/ ROBERT S. DOW
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ JOAN A. BINSTOCK
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: July 21, 2004